UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-23669

Nuveen Multi-Asset Income Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices)  (Zip code)

Mark L. Winget

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (312) 917-7700

Date of fiscal year end:   December 31

Date of reporting period:   June 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Closed-End Funds

30 June 2022

Nuveen Closed-End Funds

NMAI	Nuveen Multi-Asset Income Fund

Semiannual Report

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NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

Chair’s Letter to Shareholders

Dear Shareholders,

The first half of 2022 was challenging for financial markets. While global economic activity began to slow from post-pandemic peaks as pent-up demand waned and crisis-era monetary and fiscal support programs were phased out, persistently high inflation and central banks’ response have contributed to heightened uncertainty about financial and economic conditions.

Inflation has surged partially due to supply chain bottlenecks and exacerbated by Russia’s war in Ukraine and recent lockdowns across China to contain a large-scale COVID-19 outbreak. This has necessitated more forceful responses from the U.S. Federal Reserve (Fed) and other central banks, who now face an even more difficult task of slowing inflation without pulling their respective economies into recession. As anticipated, the Fed began the rate hiking cycle in March 2022, raising its short-term rate by 0.25% from near zero for the first time since the pandemic was declared two years ago. Larger increases of 0.50% in May and 0.75% in both June and July 2022 followed, bringing the target fed funds rate to a range of 2.25% to 2.50%. Additional rate hikes are expected in the remainder of this year, although Fed officials will closely monitor inflation data along with other economic measures and modify their rate setting policy based upon these factors. U.S. gross domestic product growth has now contracted for two consecutive quarters, according to preliminary government estimates, as consumer and business activity has slowed in part due to higher prices and borrowing costs. However, the still strong labor market suggests not all areas of the economy are weakening.

In the meantime, while markets will likely continue fluctuating with the daily headlines, we encourage investors to keep a long-term perspective. To learn more about how well your portfolio is aligned to your time horizon, risk tolerance and investment goals, consider reviewing it with your financial professional.

On behalf of the other members of the Nuveen Fund Board, I look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Terence J. Toth

Chair of the Board

August 22, 2022

Important Notices

For Shareholders of

Nuveen Multi-Asset Income Fund (NMAI)

Portfolio Manager Commentaries in Semiannual Shareholder Reports

The Fund includes portfolio manager commentary in its annual shareholder reports. For the Fund’s most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of the Fund’s December 31, 2021 annual shareholder report.

For current information on your Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at www.nuveen.com.

For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial Statements section of this report.

For average annual total returns as of the end of this reporting period, please refer to the Performance Overview and Holding Summaries section within this report.

Fund Leverage

IMPACT OF THE FUND’S LEVERAGE STRATEGY ON PERFORMANCE

One important factor impacting the returns of the Fund’s common shares relative to its comparative benchmarks was the Fund’s use of leverage through the use of bank borrowings, mortgage dollars rolls and reverse repurchase agreemants. The Fund uses leverage because our research has shown that, over time, leveraging provides opportunities for additional income. The opportunity arises when short-term rates that the Fund pays on its leveraging instruments are lower than the interest the Fund earns on its portfolio securities that it has bought with the proceeds of that leverage. This has been particularly true in the recent market environment where short-term rates have been low by historical standards.

However, use of leverage can expose Fund common shares to additional price volatility. When a Fund uses leverage, the Fund’s common shares will experience a greater increase in their net asset value if the securities acquired through the use of leverage increase in value, but will also experience a correspondingly larger decline in their net asset value if the bonds acquired through leverage decline in value. All this will make the shares’ total return performance more variable, over time.

In addition, common share income in levered funds will typically decrease in comparison to unlevered funds when short-term interest rates increase and increase when short-term interest rates decrease. In recent quarters, fund leverage expenses have generally tracked the overall movement of short-term tax-exempt interest rates. While fund leverage expenses are somewhat higher than their recent lows, leverage nevertheless continues to provide the opportunity for incremental common share income, particularly over longer-term periods.

The Fund’s use of leverage significantly detracted from relative performance during this reporting period.

As of June 30, 2022 the Fund’s percentages of leverage are as shown in the accompanying table.

NMAI
Effective Leverage*	35.27%
Regulatory Leverage*	28.14%
*

Effective leverage is a Fund’s effective economic leverage, and includes both regulatory leverage and the leverage effects of reverse repurchase agreements, certain derivative and other investments in the Fund’s portfolio that increase the Fund’s investment exposure. Regulatory leverage consists of preferred shares issued or borrowings of the Fund. Both of these are part of a Fund’s capital structure. The Fund, however, may from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to settle portfolio trades. Such incidental borrowings are excluded from the calculation of the Fund’s effective leverage ratio. Regulatory leverage is subject to asset coverage limits set forth in the Investment Company Act of 1940.

THE FUND’S REGULATORY LEVERAGE

Bank Borrowings

As noted previously, the Fund employs leverage through the use of bank borrowings. The Fund’s bank borrowing activities are as shown in the accompanying table.

Current Reporting Period					Subsequent to the Close of the Reporting Period
Outstanding Balance as of January 1, 2022	Draws	Paydowns	Outstanding Balance as of June 30, 2022	Average Balance Outstanding	Draws	Paydowns	Outstanding Balance as of August 22, 2022
$178,550,000	$64,120,000	$(43,969,000)	$198,701,000	$200,306,873	$5,000,000	$(6,800,000)	$196,901,000

Refer to Notes to Financial Statements, Note 8 – Fund Leverage for further details.

Reverse Repurchase Agreements

As noted previously, the Fund use reverse repurchase agreements, in which the Fund sells to a counterparty a security that it holds with a contemporaneous agreement to repurchase the same security at an agreed-upon price and date. The Fund’s transactions in reverse repurchase agreements are as shown in the accompanying table.

Current Reporting Period					Subsequent to the Close of the Reporting Period
Outstanding Balance as of January 1, 2022	Sales	Purchases	Outstanding Balance as of June 30, 2022	Average Balance Outstanding	Sales	Purchases	Outstanding Balance as of August 22, 2022
$ —	$44,128,750	$ —	$44,128,750	$40,699,812	$15,765,000	$ —	$59,893,750

Refer to Notes to Financial Statements, Note 8 – Fund Leverage for further details.

Common Share Information

DISTRIBUTION INFORMATION

The following information regarding the Fund’s distributions is current as of May 31, 2022, the date of the distribution data included within the Fund’s most recent distribution notice at the time this report was prepared. The Fund’s distribution levels may vary over time based on the Fund’s investment activities and portfolio investment value changes.

This notice provides shareholders with information regarding fund distributions, as required by current securities laws. You should not draw any conclusions about the Fund’s investment performance from the amount of the distribution or from the terms of the Fund’s Managed Distribution Policy.

The following table provides estimates of the Fund’s distribution sources, reflecting year-to-date cumulative experience through the month-end prior to the latest distribution. The Fund attributes these estimates equally to each regular distribution throughout the year. Consequently, the estimated information as of the specified month-end shown below is for the current distribution, and also represents an updated estimate for all prior months in the year.

The amounts and sources of distributions reported in this notice are for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which will be sent to shareholders shortly after calendar year-end. More details about the Fund’s distributions and the basis for these estimates are available on www.nuveen.com/cef.

Data as of May 31, 2022

	Per Share Sources of Distribution					Percentage of the Distribution
Fund	Per Share Distribution	Net Investment Income	Long-Term Gains	Short-Term Gains	Return of Capital	Net Investment Income	Long-Term Gains	Short-Term Gains	Return of Capital
NMAI (FYE 12/31)	$0.7000	$0.2687	$0.4313	$0.0000	$0.0000	38.40%	61.60%	0.00%	0.00%

The following table provides information regarding distributions and total return performance over various time periods. This information is intended to help you better understand whether returns for the specified time periods were sufficient to meet distributions.

					Annualized		Cumulative
Fund	Inception Date	Latest Monthly Distribution	Fiscal YTD Distribution	Net Asset Value (NAV)	Since Inception Return on NAV	Fiscal YTD Distribution Rate on NAV	Fiscal YTD Return on NAV	Fiscal YTD Distribution Rate on NAV
NMAI (FYE 12/31)	Nov 21	$0.3500	$0.7000	$17.13	$(11.21)	$8.17	$(12.87)	$4.09

NUVEEN CLOSED-END FUND DISTRIBUTION AMOUNTS

The Nuveen Closed-End Funds’ monthly and quarterly periodic distributions to shareholders are posted on www.nuveen.com and can be found on Nuveen’s enhanced closed-end fund resource page, which is at https://www.nuveen.com/resource-center-closed-end-funds, along with other Nuveen closed-end fund product updates. To ensure timely access to the latest information, shareholders may use a subscribe function, which can be activated at this web page (https://www.nuveen.com/subscriptions).

OTHER COMMON SHARE INFORMATION

As of June 30, 2022, the Fund’s common share price was trading at a premium/(discount) to its common share NAV and trading at an average premium/(discount) to NAV during the current reporting period, as follows:

NMAI
Common share NAV	$15.17
Common share price	$13.20
Premium/(Discount) to NAV	(12.99)%
Average premium/(discount) to NAV	(11.68)%

THIS PAGE INTENTIONALLY LEFT BLANK

NMAI	Nuveen Multi-Asset Income Fund Performance Overview and Holding Summaries as of June 30, 2022

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Cumulative Total Returns as of June 30, 2022*

	Cumulative
	6-Month	Since Inception
NMAI at Common Share NAV	(21.06)%	(19.56)%
NMAI at Common Share Price	(25.77)%	(29.45)%
S&P 500 Index	(19.96)%	(18.67)%
NMAI Blended Benchmark	(17.10)%	(16.66)%
*

For purposes of Fund performance, relative results are measured against the NMAI Blended Benchmark. NMAI Blended Benchmark consists of: 1) 50% MSCI ACWI Index (Net) and 2) 50% Bloomberg U.S. Corporate High Yield Bond Index.

Since inception returns are from 11/22/21. Performance data shown represents past performance and does not predict or guarantee future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.

Daily Common Share NAV and Share Price

1

The Fund commenced operations on November 22, 2021 following the reorganizations of Nuveen Diversified Dividend and Income Fund (JDD), Nuveen Tax-Advantaged Total Return Strategy Fund (JTA), and Nuveen Tax-Advantaged Dividend Growth Fund (JTD) into the Fund. The Fund was the accounting and performance survivor of the reorganization. Accordingly, its performance history commenced on November 22, 2021.

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

The Fund uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group, Moody’s Investors Service, Inc. and Fitch, Inc. If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation

(% of net assets)

Common Stocks	60.6%
Variable Rate Senior Loan Interests	18.1%
Asset-Backed and Mortgage-Backed Securities	17.8%
REIT Common Stocks	17.4%
$1,000 Par (or similar) Institutional Preferred	10.3%
Emerging Market Debt and Foreign Corporate Bonds	8.9%
Contingent Capital Securities	7.7%
$25 Par (or similar) Retail Preferred	4.3%
Corporate Bonds	3.8%
Investment Companies	3.4%
Warrants	0.1%
Repurchase Agreements	1.6%
Other Assets Less Liabilities	(6.1)%
Net Assets Plus Borrowings and Reverse Repurchase Agreements	147.9%
Borrowings	(39.2)%
Reverse Repurchase Agreements	(8.7)%
Net Assets	100%

Portfolio Credit Quality

(% of total fixed-income investments)

AAA	7.0%
AA	2.2%
A	1.0%
BBB	29.2%
BB or Lower	43.6%
N/R	17.0%
Total	100%

Portfolio Composition1

(% of total investments)

Asset-Backed and Mortgage-Backed Securities	11.5%
Real Estate Investment Trust Common Stocks	11.3%
Banks	9.8%
Emerging Market Debt and Foreign Corporate Bonds	5.8%
Oil, Gas & Consumable Fuels	5.0%
Pharmaceuticals	3.1%
Insurance	3.1%
Capital Markets	2.8%
Software	2.5%
Hotels, Restaurants & Leisure	2.5%
Health Care Providers & Services	2.4%
Semiconductors & Semiconductor Equipment	2.1%
Electric Utilities	1.9%
Media	1.7%
Transportation Infrastructure	1.7%
Interactive Media & Services	1.6%
Internet & Direct Marketing Retail	1.5%
Multi-Utilities	1.3%
Beverages	1.3%
Technology Hardware, Storage & Peripherals	1.1%
Automobiles	1.0%
IT Services	0.9%
Food Products	0.9%
Other	20.0%
Investment Companies	2.2%
Repurchase Agreements	1.0%
Total	100%

Top Five Issuers

(% of total investments)

Fannie Mae Pool	6.9%
Vanguard Short-Term Bond ETF	1.7%
Ginnie Mae II Pool	1.6%
Freddie Mac Pool	1.2%
American Tower Corp	1.0%

Country Allocation2

(% of total investments)

United States	61.4%
United Kingdom	4.6%
China	3.0%
Japan	2.9%
France	2.7%
Switzerland	2.1%
Netherlands	2.0%
Germany	1.9%
Canada	1.9%
Brazil	1.7%
Australia	1.5%
Other	14.3%
Total	100%

1	See the Portfolio of Investments for the remaining industries comprising “Other” and not listed in the Portfolio Composition above.
2	Includes 14.3% (as a percentage of total investments) in emerging market countries.

Shareholder Meeting Report

The annual meeting of shareholders was held on April 8, 2022 for NMAI. The meeting was held virtually due to public health concerns regarding the ongoing COVID-19 pandemic; at this meeting the shareholders were asked to elect Board members.

NMAI
Common Shares
Approval of the Board Members was reached as follows:
William C. Hunter
For	25,588,094
Withhold	1,572,650
Total	27,160,744
Judith M. Stockdale
For	25,425,997
Withhold	1,734,747
Total	27,160,744
Carole E. Stone
For	25,481,855
Withhold	1,678,889
Total	27,160,744
Margaret L. Wolff
For	25,530,628
Withhold	1,630,116
Total	27,160,744

NMAI	Nuveen Multi-Asset Income Fund Portfolio of Investments June 30, 2022
(Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 152.5% (99.0% of Total Investments)

	COMMON STOCKS – 60.6% (39.4% of Total Investments)

	Aerospace & Defense – 0.8%

30,867	Airbus SE, (2)	$3,019,097
1,036	Boeing Co	141,642
6,987	Raytheon Technologies Corp, (18)	671,520
	Total Aerospace & Defense	3,832,259

	Air Freight & Logistics – 0.2%

20,432	Deutsche Post AG, (2)	771,433
904	United Parcel Service Inc	165,016
	Total Air Freight & Logistics	936,449

	Auto Components – 0.1%

31,568	Valeo, (2)	615,133

	Automobiles – 1.1%

2,552,200	Astra International Tbk PT, (2)	1,137,430
677	Tesla Inc, (18)	455,905
202,000	Toyota Motor Corp, (2)	3,116,719
6,129	Volkswagen AG, (2)	825,207
	Total Automobiles	5,535,261

	Banks – 3.9%

287,076	Banco Bilbao Vizcaya Argentaria SA, (2)	1,304,065
14,403	Bancolombia SA	444,045
21,190	Bank of America Corp, (18)	659,645
2,427,000	Bank of China Ltd, (2)	969,759
502,387	Barclays PLC, (2)	939,442
91,000	China Merchants Bank Co Ltd, (2)	614,652
23,036	Commonwealth Bank of Australia, (2)	1,439,209
5,803	Credicorp Ltd, (18)	695,838
23,725	HDFC Bank Ltd	1,303,926
118,155	HSBC Holdings PLC, (2)	771,850
160,907	ING Groep NV, (2)	1,585,191
21,027	JPMorgan Chase & Co	2,367,850
23,944	KB Financial Group Inc	890,717
110,261	Nordea Bank Abp, (2)	975,050
2,396	PNC Financial Services Group Inc, (18)	378,017
20,012	Shinhan Financial Group Co Ltd, (2)	573,833
47,800	Sumitomo Mitsui Financial Group Inc, (2)	1,420,860
6,909	US Bancorp	317,952
48,482	Wells Fargo & Co, (18)	1,899,040
	Total Banks	19,550,941

	Beverages – 1.7%

19,723	Coca-Cola Co, (18)	1,240,774
76,574	Diageo PLC, (2)	3,307,438
27,115	Fomento Economico Mexicano SAB de CV, (18)	1,829,992
10,395	Heineken NV, (2)	946,169
13,975	Keurig Dr Pepper Inc	494,575
7,888	Monster Beverage Corp, (18)	731,218
1,155	PepsiCo Inc	192,492
	Total Beverages	8,742,658

	Biotechnology – 0.6%

12,305	AbbVie Inc	1,884,634
6,463	Seagen Inc, (18)	1,143,563
	Total Biotechnology	3,028,197

NMAI	Nuveen Multi-Asset Income Fund (continued)
Portfolio of Investments June 30, 2022
(Unaudited)

Shares	Description (1)	Value

	Building Products – 0.6%

1,132	Allegion plc	$110,823
28,211	Cie de Saint-Gobain, (2)	1,218,976
6,300	Daikin Industries Ltd, (2)	1,011,522
4,705	Masco Corp, (18)	238,073
2,119	Trane Technologies PLC	275,194
	Total Building Products	2,854,588

	Capital Markets – 1.1%

427	BlackRock Inc, (18)	260,060
6,302	Charles Schwab Corp, (18)	398,160
3,470	Goldman Sachs Group Inc, (18)	1,030,659
31,900	Hong Kong Exchanges & Clearing Ltd, (2)	1,577,654
11,808	Morgan Stanley, (18)	898,117
37,200	SBI Holdings Inc/Japan, (2)	726,874
32,467	XP Inc	583,107
	Total Capital Markets	5,474,631

	Chemicals – 1.1%

10,594	Dow Inc, (18)	546,756
3,919	DuPont de Nemours Inc, (18)	217,818
8,380	International Flavors & Fragrances Inc	998,226
2,110	Linde PLC, (18)	606,688
10,180	Linde PLC, (2)	2,928,789
2,091	PPG Industries Inc, (18)	239,085
	Total Chemicals	5,537,362

	Commercial Services & Supplies – 0.7%

2,478	Casella Waste Systems Inc	180,101
137,608	Cleanaway Waste Management Ltd, (2)	239,532
3,728	GFL Environmental Inc, (18)	96,182
5,569	Republic Services Inc	728,815
13,108	Waste Connections Inc, (18)	1,624,868
3,748	Waste Management Inc	573,369
	Total Commercial Services & Supplies	3,442,867

	Communications Equipment – 0.3%

35,993	Cisco Systems Inc	1,534,741
1,213	Motorola Solutions Inc	254,245
	Total Communications Equipment	1,788,986

	Construction & Engineering – 0.7%

4,844	Eiffage SA, (2)	438,188
39,150	Ferrovial SA, (2)	996,123
22,731	Vinci SA, (2)	2,040,367
	Total Construction & Engineering	3,474,678

	Construction Materials – 0.5%

47,879	CRH PLC, (2)	1,652,247
21,641	HeidelbergCement AG, (2)	1,044,855
	Total Construction Materials	2,697,102

	Consumer Finance – 0.1%

4,264	American Express Co	591,076

	Containers & Packaging – 0.3%

1,627	Ball Corp	111,889
14,012	Crown Holdings Inc, (18)	1,291,486
922	Packaging Corp of America	126,775
	Total Containers & Packaging	1,530,150

Shares	Description (1)	Value

	Diversified Financial Services – 0.3%

1,790	Berkshire Hathaway Inc, (18)	$488,706
48,300	ORIX Corp, (2)	809,500
	Total Diversified Financial Services	1,298,206

	Diversified Telecommunication Services – 0.5%

22,254	Cellnex Telecom SA, 144A, (2)	866,085
74,500	HKBN Ltd	84,594
11,544	IHS Holding Ltd, (18)	120,519
44,940	Infrastrutture Wireless Italiane SpA, 144A, (2)	456,873
318,709	Koninklijke KPN NV, (2)	1,134,008
83,200	NetLink NBN Trust	58,090
3,864	Radius Global Infrastructure Inc	58,965
	Total Diversified Telecommunication Services	2,779,134

	Electric Utilities – 2.5%

4,779	Alliant Energy Corp	280,097
3,083	American Electric Power Co Inc, (18)	295,783
43,000	CK Infrastructure Holdings Ltd, (2)	264,146
10,282	EDP – Energias de Portugal SA, (2)	47,918
660	Elia Group SA, (2)	93,734
291,447	Enel SpA, (2)	1,598,360
5,217	Entergy Corp, (18)	587,643
51,500	Equatorial Energia SA	224,758
5,461	Eversource Energy, (18)	461,291
29,471	Exelon Corp, (18)	1,335,626
14,677	FirstEnergy Corp, (18)	563,450
72,696	Iberdrola SA, (2)	756,867
45,853	NextEra Energy Inc, (18)	3,551,773
2,070	Orsted AS, 144A, (2)	218,020
820	Southern Co	58,474
4,273	SSE PLC, (2)	84,329
90,592	Terna – Rete Elettrica Nazionale, (2)	712,255
19,671	Xcel Energy Inc	1,391,920
	Total Electric Utilities	12,526,444

	Electrical Equipment – 0.1%

3,636	Eaton Corp PLC, (18)	458,100
1,784	Schneider Electric SE, (2)	212,573
	Total Electrical Equipment	670,673

	Electronic Equipment, Instruments & Components – 0.3%

2,200	Keyence Corp, (2)	754,464
1,191	Samsung SDI Co Ltd, (2)	491,150
3,530	TE Connectivity Ltd, (18)	399,420
	Total Electronic Equipment, Instruments & Components	1,645,034

	Energy Equipment & Services – 0.2%

7,238	Fieldwood Energy LLC, (2)	861,322
7,368	Transocean Ltd	24,535
	Total Energy Equipment & Services	885,857

	Entertainment – 0.9%

168,937	HUYA Inc	655,476
4,198	Metro-Goldwyn-Mayer Inc, (2)	18,051
4,331	Nintendo Co Ltd, (2)	1,862,574
56,226	Universal Music Group NV, (2)	1,126,545
10,698	Walt Disney Co, (18)	1,009,891
	Total Entertainment	4,672,537

	Food & Staples Retailing – 1.0%

2,678	Costco Wholesale Corp, (18)	1,283,512
411,500	CP ALL PCL, (2)	699,086
541,038	Tesco PLC, (2)	1,686,200
10,732	Walmart Inc, (18)	1,304,796
	Total Food & Staples Retailing	4,973,594

NMAI	Nuveen Multi-Asset Income Fund (continued)
Portfolio of Investments June 30, 2022
(Unaudited)

Shares	Description (1)	Value

	Food Products – 0.4%

7,344	Mondelez International Inc	$455,989
8,858	Nestle SA, (2)	1,035,258
829,000	WH Group Ltd, 144A, (2)	641,634
	Total Food Products	2,132,881

	Gas Utilities – 0.2%

13,958	AltaGas Ltd	294,515
43,196	APA Group, (2)	336,400
59,329	Snam SpA, (2)	311,262
	Total Gas Utilities	942,177

	Health Care Equipment & Supplies – 0.8%

14,370	Abbott Laboratories	1,561,301
2,905	Baxter International Inc	186,588
17,422	Boston Scientific Corp, (18)	649,318
15,252	Medtronic PLC	1,368,867
1,224	Zimmer Biomet Holdings Inc	128,593
	Total Health Care Equipment & Supplies	3,894,667

	Health Care Providers & Services – 0.7%

1,746	Cigna Corp, (18)	460,106
1,652	Elevance Health Inc, (18)	797,222
1,369	HCA Inc	230,074
12,280	Millennium Health LLC, (3), (4)	1,793
11,534	Millennium Health LLC, (3), (4)	530
4,050	UnitedHealth Group Inc	2,080,202
	Total Health Care Providers & Services	3,569,927

	Hotels, Restaurants & Leisure – 1.6%

83,128	24 Hour Fitness Worldwide Inc, (2)	83,128
174,789	24 Hour Fitness Worldwide Inc, (2)	65,895
458,283	Arcos Dorados Holdings Inc	3,088,827
92	Booking Holdings Inc	160,907
3,029	Hilton Worldwide Holdings Inc, (18)	337,552
7,186	McDonald’s Corp, (18)	1,774,080
131,280	Melco Resorts & Entertainment Ltd	754,860
342,000	Sands China Ltd, (2)	822,749
1,444,800	Wynn Macau Ltd, (2)	984,451
	Hotels, Restaurants & Leisure	8,072,449

	Household Durables – 0.9%

8,389	LG Electronics Inc, (2)	572,098
58	NVR Inc	232,240
48,500	Sony Group Corp, (2)	3,955,502
	Total Household Durables	4,759,840

	Household Products – 0.5%

9,767	Procter & Gamble Co, (18)	1,404,397
16,257	Reckitt Benckiser Group PLC, (2)	1,222,726
	Total Household Products	2,627,123

	Independent Power & Renewable Electricity Producers – 0.7%

8,358	Brookfield Renewable Corp	297,628
11,251	Clearway Energy Inc, (18)	391,985
37,856	Meridian Energy Ltd, (2)	110,469
7,860	NextEra Energy Partners LP, (18)	582,898
60,807	RWE AG, (2)	2,249,010
	Total Independent Power & Renewable Electricity Producers	3,631,990

Shares	Description (1)	Value

	Industrial Conglomerates – 1.2%

64,400	Hitachi Ltd, (2)	$3,063,510
7,179	Honeywell International Inc, (18)	1,247,782
16,909	Siemens AG, (2)	1,738,186
	Total Industrial Conglomerates	6,049,478

	Insurance – 1.1%

7,818	American International Group Inc	399,735
496,000	China Life Insurance Co Ltd, (2)	865,888
3,876	Chubb Ltd	761,944
3,495	Marsh & McLennan Cos Inc, (18)	542,599
4,418	MetLife Inc	277,406
204,500	Ping An Insurance Group Co of China Ltd, (2)	1,407,623
2,823	Zurich Insurance Group AG, (2)	1,231,035
	Total Insurance	5,486,230

	Interactive Media & Services – 2.3%

209	Alphabet Inc	457,177
623	Alphabet Inc, (18)	1,357,679
30,581	Baidu Inc	4,548,312
4,094	Meta Platforms Inc, (18)	660,158
5,207	NAVER Corp, (2)	971,244
84,700	Tencent Holdings Ltd, (2)	3,833,956
	Total Interactive Media & Services	11,828,526

	Internet & Direct Marketing Retail – 2.2%

280,200	Alibaba Group Holding Ltd, (2)	3,997,160
8,060	Amazon.com Inc, (18)	856,052
921,895	Americanas SA	2,365,753
40,996	Baozun Inc	448,496
24,501	Pinduoduo Inc, (18)	1,514,162
186,273	Vipshop Holdings Ltd, (18)	1,842,240
	Total Internet & Direct Marketing Retail	11,023,863

	IT Services – 1.0%

2,027	Accenture PLC, (18)	562,796
33,000	Cyxtera Technologies Inc, (18)	374,220
2,177	Fidelity National Information Services Inc	199,566
3,313	Fiserv Inc, (18)	294,758
59,300	Infomart Corp, (2)	165,601
694	Mastercard Inc	218,943
101,075	NEXTDC Ltd, (2)	743,906
98,294	Pagseguro Digital Ltd, (18)	1,006,531
89,889	StoneCo Ltd, (18)	692,145
4,756	Visa Inc, (18)	936,409
	Total IT Services	5,194,875

	Life Sciences Tools & Services – 0.4%

3,449	Lonza Group AG, (2)	1,842,239

	Machinery – 0.4%

4,819	Caterpillar Inc, (18)	861,444
958	Deere & Co	286,892
2,264	Dover Corp, (18)	274,669
8,743	Evoqua Water Technologies Corp, (18)	284,235
1,333	Parker-Hannifin Corp, (18)	327,985
	Total Machinery	2,035,225

	Media – 0.6%

472	Charter Communications Inc, (18)	221,146
20,833	Comcast Corp	817,487
270,000	Converge Information and Communications Technology Solutions Inc, (2)	104,069
2	Cumulus Media Inc	16

NMAI	Nuveen Multi-Asset Income Fund (continued)
Portfolio of Investments June 30, 2022
(Unaudited)

Shares	Description (1)	Value

	Media (continued)

145,216	Grupo Televisa SAB, (18)	$1,187,867
655,185	Hibu plc, (2)	3,276
159,316	iClick Interactive Asia Group Ltd	107,044
6,370	Tribune Co, (2)	64
72,521	Vivendi SE, (2)	740,069
	Total Media	3,181,038

	Metals & Mining – 1.3%

37,206	AngloGold Ashanti Ltd	550,277
40,648	BHP Group Ltd, (2)	1,163,899
43,360	Freeport-McMoRan Inc	1,268,714
354,303	Glencore PLC, (2)	1,919,059
3,412	POSCO Holdings Inc, (2)	608,486
759	Reliance Steel & Aluminum Co	128,924
16,557	Rio Tinto PLC, (2)	989,887
	Total Metals & Mining	6,629,246

	Multiline Retail – 0.2%

1	PEABODYENERGY WTS, (2)	10
5,888	Target Corp, (18)	831,562
	Total Multiline Retail	831,572

	Multi-Utilities – 1.5%

14,110	Ameren Corp, (18)	1,274,980
11,902	Brookfield Infrastructure Corp, (18)	505,835
38,290	CenterPoint Energy Inc, (18)	1,132,618
21,547	Dominion Energy Inc, (18)	1,719,666
9,400	DTE Energy Co	1,191,450
5,395	E.ON SE, (2)	45,442
859	National Grid PLC ADR	55,569
5,047	NiSource Inc	148,836
145,500	Sembcorp Industries Ltd, (2)	298,643
4,866	Sempra Energy	731,214
10,247	Veolia Environnement SA, (2)	251,188
2,636	WEC Energy Group Inc	265,287
	Total Multi-Utilities	7,620,728

	Oil, Gas & Consumable Fuels – 6.7%

36,719	Antero Resources Corp, (18)	1,125,437
120,819	BP PLC, (2)	567,305
11,082	Cheniere Energy Inc	1,474,238
7,355	Chevron Corp, (18)	1,064,857
7,434	ConocoPhillips	667,648
6,260	Diamondback Energy Inc, (18)	758,399
10,397	DT Midstream Inc	509,661
60,168	Enbridge Inc, (18)	2,542,700
4,888	Energy Transfer LP	48,782
1,286	Enterprise Products Partners LP, (18)	31,340
3,321	EOG Resources Inc	366,771
80,722	Equinor ASA, (2)	2,812,789
23,963	Exxon Mobil Corp, (18)	2,052,191
3,849	Gibson Energy Inc	71,287
11,584	Keyera Corp	264,582
73,860	Kinder Morgan Inc, (18)	1,237,894
8,373	ONEOK Inc, (18)	464,701
5,724	Pembina Pipeline Corp	202,332
95,552	Petroleo Brasileiro SA	1,116,047
1,744	Phillips 66	142,991
180,800	PTT Exploration & Production PCL, (2)	815,039
680,400	PTT PCL, (2)	655,080
55,777	Reliance Industries Ltd, 144A	3,628,294
167,388	Shell PLC, (2)	4,359,249
11,006	Targa Resources Corp, (18)	656,728
34,509	TC Energy Corp	1,787,648

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels (continued)

29,639	TotalEnergies SE, (2)	$1,560,107
536,200	United Tractors Tbk PT, (2)	1,024,040
10,210	Valero Energy Corp, (18)	1,085,119
34,862	Williams Cos Inc	1,088,043
	Total Oil, Gas & Consumable Fuels	34,181,299

	Personal Products – 0.1%

16,400	Shiseido Co Ltd, (2)	661,038

	Pharmaceuticals – 4.2%

37,003	AstraZeneca PLC, (2)	4,881,500
61,043	Bayer AG, (2)	3,645,265
22,205	Bristol-Myers Squibb Co	1,709,785
95,300	Daiichi Sankyo Co Ltd, (2)	2,423,716
59,738	GSK PLC, (2)	1,287,449
6,011	Johnson & Johnson, (18)	1,067,013
11,329	Merck & Co Inc	1,032,865
23,710	Novartis AG, (2)	2,010,148
5,515	Pfizer Inc, (18)	289,151
9,324	Roche Holding AG, (2)	3,117,011
	Total Pharmaceuticals	21,463,903

	Professional Services – 0.3%

53,200	Recruit Holdings Co Ltd, (2)	1,566,763

	Real Estate Management & Development – 0.1%

44,000	Tricon Residential Inc	446,160

	Road & Rail – 1.2%

1,286	Canadian Pacific Railway Ltd	89,814
11,660	Canadian Pacific Railway Ltd	814,443
29,807	CSX Corp, (18)	866,191
8,167	DSV A/S, (2)	1,148,422
13,800	East Japan Railway Co, (2)	705,858
551	Norfolk Southern Corp	125,237
11,600	Union Pacific Corp, (18)	2,474,048
	Total Road & Rail	6,224,013

	Semiconductors & Semiconductor Equipment – 2.9%

1,994	Analog Devices Inc, (18)	291,303
2,166	Applied Materials Inc, (18)	197,063
4,753	ASML Holding NV, (2)	2,245,498
2,435	Broadcom Inc	1,182,947
38,748	Infineon Technologies AG, (2)	942,565
35,291	Intel Corp, (18)	1,320,236
131	Lam Research Corp	55,826
4,785	Micron Technology Inc, (18)	264,515
1,348	NXP Semiconductors NV	199,544
94,889	Taiwan Semiconductor Manufacturing Co Ltd	7,757,176
1,503	Texas Instruments Inc	230,936
	Total Semiconductors & Semiconductor Equipment	14,687,609

	Software – 1.2%

3,940	Dassault Systemes SE, (2)	145,941
15,224	Microsoft Corp, (18)	3,909,980
3,767	Oracle Corp	263,200
5,063	Salesforce Inc, (18)	835,598
1,799	ServiceNow Inc, (18)	855,460
	Total Software	6,010,179

NMAI	Nuveen Multi-Asset Income Fund (continued)
Portfolio of Investments June 30, 2022
(Unaudited)

Shares	Description (1)	Value

	Specialty Retail – 0.4%

5,385	Home Depot Inc, (18)	$1,476,944
1,333	Lowe’s Cos Inc	232,835
3,273	TJX Cos Inc	182,797
	Total Specialty Retail	1,892,576

	Technology Hardware, Storage & Peripherals – 1.6%

24,027	Apple Inc, (18)	3,284,972
1,136,000	Lenovo Group Ltd, (2)	1,067,507
88,405	Samsung Electronics Co Ltd, (2)	3,899,310
	Total Technology Hardware, Storage & Peripherals	8,251,789

	Textiles, Apparel & Luxury Goods – 1.1%

3,732	adidas AG, (2)	662,919
9,017	EssilorLuxottica SA, (2)	1,367,091
3,736	Kering SA, (2)	1,936,095
20,470	Moncler SpA, (2)	881,970
8,644	NIKE Inc, (18)	883,417
	Total Textiles, Apparel & Luxury Goods	5,731,492

	Tobacco – 0.3%

25,515	British American Tobacco PLC, (2)	1,093,682
1,940	Philip Morris International Inc	191,555
	Total Tobacco	1,285,237

	Trading Companies & Distributors – 0.3%

22,640	Ashtead Group PLC, (2)	952,432
1,794	United Rentals Inc, (18)	435,780
	Total Trading Companies & Distributors	1,388,212

	Transportation Infrastructure – 2.4%

14,529	Aena SME SA, 144A, (2)	1,853,914
23,851	Atlantia SpA, (2)	559,890
145,059	Atlas Arteria Ltd, (2)	808,230
261,034	Auckland International Airport Ltd, (2)	1,169,329
122,000	China Merchants Port Holdings Co Ltd, (2)	207,788
115,415	COSCO SHIPPING Ports Ltd, (2)	81,620
22,098	Enav SpA, 144A, (2)	92,690
2,181	Flughafen Zurich AG, (2)	330,475
7,527	Fraport AG Frankfurt Airport Services Worldwide, (2)	329,173
61,753	Getlink SE, (2)	1,095,210
10,974	Grupo Aeroportuario del Centro Norte SAB de CV ADR	562,088
5,739	Grupo Aeroportuario del Pacifico SAB de CV ADR	801,050
485	Grupo Aeroportuario del Sureste SAB de CV ADR	95,249
25,320	International Container Terminal Services Inc, (2)	84,777
7,900	Japan Airport Terminal Co Ltd, (2)	313,884
23,800	Kamigumi Co Ltd, (2)	460,088
57,238	Port of Tauranga Ltd, (2)	221,985
107,985	Qube Holdings Ltd, (2)	203,676
311,564	Transurban Group, (2)	3,099,844
	Total Transportation Infrastructure	12,370,960

	Water Utilities – 0.2%

1,507	American Water Works Co Inc, (18)	224,196
23,051	Pennon Group PLC, (2)	268,225
12,667	Severn Trent PLC, (2)	420,547
	Total Water Utilities	912,968

	Wireless Telecommunication Services – 0.1%

2,938	T-Mobile US Inc, (18)	395,278
	Total Common Stocks (cost $341,405,454)	307,907,366

Principal Amount (000)	Description (1)	Coupon (5)	Reference Rate (5)	Spread (5)	Maturity (6)	Ratings (7)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 18.1% (11.7% of Total Investments)

	Airlines – 0.4%

$162	AAdvantage Loyalty IP Ltd., Term Loan	5.813%	3-Month LIBOR	4.750%	4/20/28	Ba2	$155,338
325	Air Canada, Term Loan B	4.250%	3-Month LIBOR	3.500%	8/11/28	Ba2	299,812
136	American Airlines, Inc., Term Loan	2.840%	6-Month LIBOR	2.000%	12/14/23	Ba3	131,613
514	Kestrel Bidco Inc., Term Loan B, (DD1)	4.000%	3-Month LIBOR	3.000%	12/11/26	BB–	463,476
500	Mileage Plus Holdings LLC, Term Loan B, (DD1)	7.313%	3-Month LIBOR	5.250%	6/20/27	Baa3	495,250
250	SkyMiles IP Ltd., Term Loan B	4.813%	3-Month LIBOR	3.750%	10/20/27	Baa1	249,063
369	United Airlines, Inc., Term Loan B	5.392%	1-Month LIBOR	3.750%	4/21/28	Ba1	344,617
2,256	Total Airlines						2,139,169

	Auto Components – 0.1%

370	Adient US LLC, Term Loan B	4.916%	1-Month LIBOR	3.250%	4/08/28	BB+	345,354
21	DexKo Global Inc., Term Loan	5.402%	1-Month LIBOR	3.750%	10/04/28	B1	19,641
113	DexKo Global Inc., Term Loan B	5.982%	3-Month LIBOR	3.750%	10/04/28	B1	104,492
504	Total Auto Components						469,487

	Beverages – 0.3%

456	Naked Juice LLC, Term Loan	5.403%	SOFR30A + SOFR90A	3.250%	1/20/29	Ba3	425,894
33	Naked Juice LLC, Term Loan, (DD1)	4.750%	SOFR90A	3.250%	1/20/29	Ba3	30,573
269	Naked Juice LLC, Term Loan, Second Lien	8.154%	3-Month LIBOR	6.000%	1/20/30	B3	247,852
375	Pegasus Bidco BV, Term Loan B, (DD1)	6.547%	SOFR30A	4.250%	5/05/29	B+	356,719
418	Triton Water Holdings, Inc, Term Loan, (DD1)	5.750%	3-Month LIBOR	3.500%	3/31/28	B1	371,925
1,551	Total Beverages						1,432,963

	Biotechnology – 0.0%

72	Grifols Worldwide Operations USA, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB+	68,229

	Building Products – 0.2%

402	Chamberlain Group Inc, Term Loan B	4.506%	3-Month LIBOR	3.500%	10/22/28	B+	364,798
111	Cornerstone Building Brands, Inc., Term Loan B	4.574%	1-Month LIBOR	3.250%	4/12/28	B+	92,917
168	Quikrete Holdings, Inc., Term Loan, First Lien	4.291%	1-Month LIBOR	2.625%	1/31/27	Ba2	157,208
70	SRS Distribution Inc, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B2	64,685
208	Standard Industries Inc., Term Loan B	3.788%	6-Month LIBOR	2.500%	9/22/28	BBB–	201,905
95	Zurn Holdings, Inc., Term Loan B	3.916%	1-Month LIBOR	2.250%	10/04/28	Ba3	92,804
1,054	Total Building Products						974,317

	Capital Markets – 0.1%

548	Astra Acquisition Corp., Term Loan, First Lien	6.916%	1-Month LIBOR	5.250%	10/22/28	BB–	478,726

	Chemicals – 0.3%

1,020	Atotech B.V., Term Loan B	4.166%	1-Month LIBOR	2.500%	3/18/28	B+	977,188
369	Diamond (BC) B.V., Term Loan B	3.989%	3-Month LIBOR	2.750%	9/29/28	Ba3	342,382
79	INEOS Styrolution US Holding LLC, Term Loan B	4.416%	1-Month LIBOR	2.750%	1/29/26	BB+	74,873
319	PMHC II, Inc., Term Loan B	5.287%	SOFR90A	4.250%	2/03/29	B–	279,162
1	W.R. Grace & Co.-Conn., Term Loan B	6.063%	3-Month LIBOR	3.750%	9/22/28	BB+	1,187
1,788	Total Chemicals						1,674,792

	Commercial Services & Supplies – 0.5%

310	Amentum Government Services Holdings LLC, Term Loan	5.138%	SOFR90A + SOFR180A	4.000%	2/07/29	B1	296,051
199	Anticimex International AB, Term Loan	5.098%	3-Month LIBOR	3.500%	11/16/28	B	188,718
223	Covanta Holding Corporation, Term Loan B	4.166%	1-Month LIBOR	2.500%	11/30/28	Ba1	211,191
17	Covanta Holding Corporation, Term Loan C	4.166%	1-Month LIBOR	2.500%	11/30/28	Ba1	15,859

NMAI	Nuveen Multi-Asset Income Fund (continued)
Portfolio of Investments June 30, 2022
(Unaudited)

Principal Amount (000)		Description (1)	Coupon (5)	Reference Rate (5)	Spread (5)	Maturity (6)	Ratings (7)	Value

		Commercial Services & Supplies (continued)

$250		Garda World Security Corporation, Term Loan B	5.900%	1-Month LIBOR	4.250%	10/30/26	BB+	$232,500
697		GFL Environmental Inc., Term Loan	4.239%	3-Month LIBOR	3.000%	5/30/25	BB–	680,972
375		Intrado Corporation, Term Loan	5.666%	1-Month LIBOR	4.000%	10/10/24	B2	320,468
51		Pitney Bowes Inc., Term Loan B	5.670%	1-Month LIBOR	4.000%	3/19/28	BBB–	48,712
370		Prime Security Services Borrower, LLC, Term Loan	3.557%	1 + 3 + 6-Month LIBOR	2.750%	9/23/26	BB–	346,832
1		Vertical US Newco Inc, Term Loan B	4.019%	6-Month LIBOR	3.500%	7/31/27	B+	1,390
116		West Corporation, Term Loan B1	5.166%	1-Month LIBOR	3.500%	10/10/24	B2	99,277
2,609		Total Commercial Services & Supplies						2,441,970

		Communications Equipment – 0.5%

234		Avaya, Inc., Term Loan B	5.574%	1-Month LIBOR	4.250%	12/15/27	BB–	178,425
45		Avaya Holdings Corp, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BB–	41,062
182		CommScope, Inc., Term Loan B	4.916%	1-Month LIBOR	3.250%	4/04/26	B1	163,979
740		Delta TopCo, Inc., Term Loan B	5.836%	3-Month LIBOR	3.750%	12/01/27	B2	672,016
625		MAXAR TECHNOLOGIES INC., Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B	594,272
331		MLN US HoldCo LLC, Term Loan, First Lien	5.620%	1-Month LIBOR	4.500%	11/30/25	B3	221,753
140		Plantronics Inc, Term Loan B	4.166%	1-Month LIBOR	2.500%	7/02/25	Ba2	138,673
753		Riverbed Technology, Inc., Exit Term Loan, (cash 7.000%, PIK 2.000%), (DD1)	7.630%	3-Month LIBOR	6.000%	12/07/26	Caa1	451,486
125		ViaSat, Inc., Term Loan	6.140%	SOFR30A	4.500%	3/04/29	BB+	117,031
3,175		Total Communications Equipment						2,578,697

		Construction & Engineering – 0.1%

3		AECOM, Term Loan B	3.416%	1-Month LIBOR	1.750%	4/13/28	BBB–	2,810
55		Brand Energy & Infrastructure Services, Inc., Term Loan	5.406%	3-Month LIBOR	4.250%	6/21/24	B–	48,221
199		Centuri Group, Inc, Term Loan B	4.075%	3-Month LIBOR	2.500%	8/27/28	Ba2	190,925
257		Total Construction & Engineering						241,956

		Containers & Packaging – 0.1%

145		Clydesdale Acquisition Holdings Inc, Term Loan B	5.875%	SOFR30A	4.250%	3/30/29	B	135,938
17		Klockner-Pentaplast of America, Inc., Term Loan B	5.554%	6-Month LIBOR	4.750%	2/09/26	B	14,498
149		Reynolds Group Holdings Inc. , Term Loan B	5.166%	1-Month LIBOR	3.500%	9/24/28	B+	139,889
—	(8)	Sabert Corporation, Term Loan	5.500%	1-Month LIBOR	4.500%	12/10/26	B	335
311		Total Containers & Packaging						290,660

		Diversified Consumer Services – 0.1%

245		Spin Holdco Inc., Term Loan	5.611%	3-Month LIBOR	4.000%	3/04/28	B–	226,263

		Diversified Financial Services – 0.1%

38		Avaya, Inc., Term Loan B2	5.324%	1-Month LIBOR	4.000%	12/15/27	BB–	29,084
154		Avolon TLB Borrower 1 (US) LLC, Term Loan B3	3.345%	1-Month LIBOR	1.750%	1/15/25	Baa2	147,410
324		Trans Union, LLC, Term Loan B6	3.916%	1-Month LIBOR	2.250%	12/01/28	BBB–	310,396
516		Total Diversified Financial Services						486,890

		Diversified Telecommunication Services – 0.4%

119		Altice France S.A., Term Loan B12	4.732%	3-Month LIBOR	3.687%	1/31/26	B	108,615
463		Altice France S.A., Term Loan B13	5.411%	3-Month LIBOR	4.000%	8/14/26	B	423,915
100		CenturyLink, Inc., Term Loan B	3.916%	1-Month LIBOR	2.250%	3/15/27	BBB–	92,388
224		Cincinnati Bell, Inc., Term Loan B2	4.875%	SOFR30A	3.250%	11/23/28	B+	213,325
375		Cyxtera DC Holdings, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B	354,812
368		Eagle Broadband Investments LLC, Term Loan	5.313%	3-Month LIBOR	3.000%	11/12/27	B+	347,607
380		Frontier Communications Corp., Term Loan B	6.063%	3-Month LIBOR	3.750%	10/08/27	BB+	357,466

Principal Amount (000)		Description (1)	Coupon (5)	Reference Rate (5)	Spread (5)	Maturity (6)	Ratings (7)	Value

		Diversified Telecommunication Services (continued)

$—	(8)	Intelsat Jackson Holdings S.A., Term Loan B4, (9)	10.250%	3-Month LIBOR	5.500%	1/02/24	N/R	$374
1		Intelsat Jackson Holdings S.A., Term Loan B5, (9)	8.625%	N/A	N/A	1/02/24	N/R	608
2,030		Total Diversified Telecommunication Services						1,899,110

		Electric Utilities – 0.1%

373		Pacific Gas & Electric Company, Term Loan	4.688%	1-Month LIBOR	3.000%	6/23/25	BB	352,696
218		Talen Energy Supply LLC, Term Loan, (WI/DD), (9)	TBD	TBD	TBD	TBD	CCC–	209,900
591		Total Electric Utilities						562,596

		Electrical Equipment – 0.0%

195		Vertiv Group Corporation, Term Loan B	3.870%	1-Month LIBOR	2.750%	3/02/27	BB–	181,881

		Electronic Equipment, Instruments & Components – 0.1%

430		Ingram Micro Inc., Term Loan B	5.750%	3-Month LIBOR	3.500%	7/02/28	BB+	407,692
430		Total Electronic Equipment, Instruments & Components						407,692

		Entertainment – 0.3%

847		AMC Entertainment Holdings, Inc. , Term Loan B, (DD1)	4.200%	1-Month LIBOR	3.000%	4/22/26	B–	716,242
367		Crown Finance US, Inc., Term Loan	4.000%	3-Month LIBOR	2.500%	2/28/25	CCC	234,326
85		Crown Finance US, Inc., Term Loan	4.250%	3-Month LIBOR	2.750%	9/20/26	CCC	52,537
71		Crown Finance US, Inc., Term Loan B1	10.076%	6-Month LIBOR	8.250%	5/23/24	B–	74,587
354		Diamond Sports Group, LLC, Term Loan	7.000%	3-Month LIBOR	2.250%	8/24/26	Caa3	84,016
51		Diamond Sports Group, LLC, Term Loan	9.181%	1-Month LIBOR	8.000%	5/19/26	B	51,429
119		Lions Gate Capital Holdings LLC, Term Loan B	3.916%	1-Month LIBOR	2.250%	3/24/25	Ba2	115,153
385		Springer Nature Deutschland GmbH, Term Loan B18	3.804%	3-Month LIBOR	3.000%	8/14/26	BB+	370,465
2,279		Total Entertainment						1,698,755

		Food & Staples Retailing – 0.2%

1,053		US Foods, Inc., Term Loan B	4.325%	3-Month LIBOR	2.750%	11/22/28	BB	1,006,835
70		US Foods, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB	66,159
1,123		Total Food & Staples Retailing						1,072,994

		Food Products – 0.2%

254		CHG PPC Parent LLC, Term Loan	4.688%	1-Month LIBOR	3.000%	12/08/28	B1	241,009
231		H Food Holdings LLC, Term Loan B	5.354%	1-Month LIBOR	3.688%	5/31/25	B2	208,130
450		Sycamore Buyer LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB+	430,200
935		Total Food Products						879,339

		Health Care Equipment & Supplies – 0.5%

464		Bausch & Lomb, Inc., Term Loan, (DD1)	4.549%	CME Term SOFR 1 Month	3.250%	5/05/27	BB+	433,608
103		Embecta Corp, Term Loan B	5.054%	CME Term SOFR 3 Month	3.000%	1/27/29	Ba3	97,839
2,072		Medline Borrower, LP, Term Loan B, (DD1)	4.916%	1-Month LIBOR	3.250%	10/21/28	BB–	1,927,934
2,639		Total Health Care Equipment & Supplies						2,459,381

		Health Care Providers & Services – 2.0%

144		24 Hour Fitness Worldwide, Inc., Exit Term Loan	1.977%	3-Month LIBOR	2.000%	9/30/26	N/R	131,255
198		ADMI Corp., Term Loan B2	5.041%	1-Month LIBOR	3.375%	12/23/27	B	180,537
372		AHP Health Partners, Inc., Term Loan B	5.166%	1-Month LIBOR	3.500%	8/23/28	B1	351,825
220		Change Healthcare Holdings LLC, Term Loan B	4.166%	1-Month LIBOR	2.500%	3/01/24	B+	214,505
374		Electron BidCo Inc., Term Loan	4.666%	1-Month LIBOR	3.000%	11/01/28	B1	351,320
58		Element Materials Technology Group US Holdings Inc, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B1	55,959

NMAI	Nuveen Multi-Asset Income Fund (continued)
Portfolio of Investments June 30, 2022
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (5)	Reference Rate (5)	Spread (5)	Maturity (6)	Ratings (7)	Value

	Health Care Providers & Services (continued)

$27	Element Materials Technology Group US Holdings Inc., Term Loan, (WI/DD), (10)	TBD	TBD	TBD	TBD	B1	$25,827
953	Gainwell Acquisition Corp., Term Loan B	6.250%	3-Month LIBOR	4.000%	10/01/27	BB–	903,731
99	Global Medical Response, Inc., Term Loan	5.916%	1-Month LIBOR	4.250%	3/14/25	B	92,582
736	Global Medical Response, Inc., Term Loan B	5.250%	3-Month LIBOR	4.250%	10/02/25	B	686,209
306	ICON Luxembourg S.A.R.L., Term Loan	4.563%	3-Month LIBOR	2.250%	7/01/28	BB+	296,709
78	IQVIA Inc., Term Loan B3	4.000%	3-Month LIBOR	1.750%	6/11/25	BBB–	75,877
157	Onex TSG Intermediate Corp., Term Loan B	6.416%	1-Month LIBOR	4.750%	2/26/28	B	146,944
375	Packaging Coordinators Midco Inc., Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	N/R	355,547
2,195	Parexel International Corporation, Term Loan, First Lien	4.883%	1-Month LIBOR	3.250%	11/15/28	B1	2,067,610
323	Phoenix Guarantor Inc, Term Loan B	4.916%	1-Month LIBOR	3.250%	3/05/26	B1	302,901
122	Phoenix Guarantor Inc, Term Loan B3	5.142%	1-Month LIBOR	3.500%	3/05/26	B1	114,434
2,306	RegionalCare Hospital Partners Holdings, Inc., Term Loan B	5.416%	1-Month LIBOR	3.750%	11/16/25	B1	2,158,401
366	Select Medical Corporation, Term Loan B	4.170%	1-Month LIBOR	2.500%	3/06/25	Ba2	351,741
1,135	Surgery Center Holdings, Inc., Term Loan	4.950%	1-Month LIBOR	3.750%	8/31/26	B1	1,060,865
354	Team Health Holdings, Inc., Term Loan B4	5.536%	SOFR30A	5.250%	2/17/27	B	299,657
65	Vizient, Inc., Term Loan B	3.684%	CME Term SOFR 1 Month	2.250%	4/27/29	BB+	64,646
10,963	Total Health Care Providers & Services						10,289,082

	Health Care Technology – 0.1%

72	Athenahealth, Inc., Term Loan, (10)	3.500%	1-Month LIBOR	3.500%	1/27/29	B+	66,939
428	Athenahealth, Inc., Term Loan B	5.009%	SOFR30A	3.500%	1/27/29	B+	394,938
500	Total Health Care Technology						461,877

	Hotels, Restaurants & Leisure – 2.0%

365	24 Hour Fitness Worldwide, Inc., Exit Term Loan	7.232%	3-Month LIBOR	5.000%	12/29/25	CCC–	123,053
373	Alterra Mountain Company, Term Loan	5.166%	1-Month LIBOR	3.500%	8/17/28	B	355,565
851	B.C. Unlimited Liability Company, Term Loan B4	3.416%	1-Month LIBOR	1.750%	11/19/26	BB+	814,890
585	Caesars Resort Collection, LLC, Term Loan B, First Lien	4.416%	1-Month LIBOR	2.750%	12/22/24	B+	565,155
200	Churchill Downs Incorporated, Term Loan B1	3.670%	1-Month LIBOR	2.000%	3/17/28	BBB–	188,510
564	ClubCorp Holdings, Inc., Term Loan B	5.000%	3-Month LIBOR	2.750%	9/18/24	B2	521,546
294	Crown Finance US, Inc., Term Loan B, (DD1)	4.425%	6-Month LIBOR	3.000%	5/31/23	CCC+	224,544
125	Crown Finance US, Inc., Term Loan B1, (cash 7.132%, PIK 8.250%)	7.000%	3-Month LIBOR	7.000%	5/23/24	B–	140,674
1,472	Delta 2 (LUX) S.a.r.l., Term Loan	4.166%	1-Month LIBOR	2.500%	2/01/24	BB–	1,438,817
371	Equinox Holdings, Inc., Term Loan, First Lien	5.250%	3-Month LIBOR	3.000%	3/08/24	CCC	281,042
375	Golden Nugget LLC, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	N/R	346,877
347	Hilton Grand Vacations Borrower LLC, Term Loan B	4.666%	1-Month LIBOR	3.000%	8/02/28	BB+	325,964
684	NASCAR Holdings, Inc, Term Loan B	4.166%	1-Month LIBOR	2.500%	10/18/26	BB+	659,152
57	PCI Gaming Authority, Term Loan	4.166%	1-Month LIBOR	2.500%	5/31/26	BBB–	54,752
169	Penn National Gaming, Inc., Term Loan B11	4.375%	SOFR30A	2.750%	4/20/29	BB	162,317
292	Scientific Games Holdings LP, Term Loan B	4.175%	3-Month LIBOR	3.500%	2/04/29	BB–	271,134
320	Scientific Games International, Inc., Term Loan B	4.358%	CME Term SOFR 1 Month	3.000%	4/07/29	BB	304,733
397	SeaWorld Parks & Entertainment, Inc., Term Loan B	4.688%	1-Month LIBOR	3.000%	8/25/28	BB–	373,726
2,145	Stars Group Holdings B.V. (The), Term Loan	4.500%	3-Month LIBOR	2.250%	7/10/25	BBB	2,046,502
581	Twin River Worldwide Holdings, Inc., Term Loan B, (DD1)	4.370%	1-Month LIBOR	3.250%	10/01/28	BB+	541,379

Principal Amount (000)	Description (1)	Coupon (5)	Reference Rate (5)	Spread (5)	Maturity (6)	Ratings (7)	Value

	Hotels, Restaurants & Leisure (continued)

$396	William Morris Endeavor Entertainment, LLC, Term Loan, First Lien	4.420%	1-Month LIBOR	2.750%	5/16/25	B	$374,236
122	IRB Holding Corp, Term Loan B	4.238%	1-Month LIBOR	3.150%	12/15/27	B+	114,716
11,085	Total Hotels, Restaurants & Leisure						10,229,284

	Household Durables – 0.2%

102	AI Aqua Merger Sub Inc, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B3	92,855
23	AI Aqua Merger Sub Inc, Term Loan, (WI/DD), (10)	TBD	TBD	TBD	TBD	B3	21,104
60	Installed Building Products, Inc., Term Loan B	3.916%	1-Month LIBOR	2.250%	12/14/28	BB+	59,190
17	Serta Simmons Bedding, LLC, Term Loan, (9)	9.009%	1-Month LIBOR	7.500%	8/10/23	B	16,789
298	Serta Simmons Bedding, LLC, Term Loan, (9)	9.009%	1-Month LIBOR	7.500%	8/10/23	B–	211,839
443	Weber-Stephen Products LLC, Term Loan B	4.916%	1-Month LIBOR	3.250%	10/30/27	B	404,490
943	Total Household Durables						806,267

	Independent Power & Renewable Electricity Producers – 0.1%

284	Talen Energy Corp, Term Loan, (WI/DD), (9)	TBD	TBD	TBD	TBD	Baa3	281,515
3	Vistra Operations Company LLC, Term Loan B3, First Lien	3.388%	1-Month LIBOR	1.750%	12/31/25	BBB–	2,801
287	Total Independent Power & Renewable Electricity Producers						284,316

	Insurance – 0.8%

364	Acrisure, LLC, Term Loan B	5.166%	1-Month LIBOR	3.500%	2/15/27	B	335,307
595	Alliant Holdings Intermediate, LLC, Term Loan B4	5.009%	1-Month LIBOR	3.500%	11/12/27	B	555,399
249	AssuredPartners, Inc., Term Loan B	5.166%	1-Month LIBOR	3.500%	2/13/27	B	233,818
294	Asurion LLC, Term Loan B4, Second Lien	6.916%	1-Month LIBOR	5.250%	1/15/29	B	251,223
378	Asurion LLC, Term Loan B6	4.791%	1-Month LIBOR	3.125%	11/03/23	Ba3	364,295
137	Asurion LLC, Term Loan B9	4.916%	1-Month LIBOR	3.250%	7/31/27	Ba3	124,014
391	Broadstreet Partners, Inc., Term Loan B	4.666%	1-Month LIBOR	3.000%	1/27/27	B1	368,764
372	Broadstreet Partners, Inc., Term Loan B2	4.916%	1-Month LIBOR	3.250%	1/27/27	B1	349,856
249	Hub International Limited, Term Loan B	4.214%	3-Month LIBOR	3.000%	4/25/25	B	236,114
871	Hub International Limited, Term Loan B, (DD1)	4.348%	2 + 3-Month LIBOR	3.250%	4/25/25	B	828,903
577	Ryan Specialty Group, LLC, Term Loan	4.625%	SOFR30A	3.000%	9/01/27	BB–	556,986
4,477	Total Insurance						4,204,679

	Interactive Media & Services – 0.2%

1,068	Rackspace Technology Global, Inc., Term Loan B	3.500%	3-Month LIBOR	2.750%	2/09/28	B+	976,407

	Internet & Direct Marketing Retail – 0.1%

369	CNT Holdings I Corp, Term Loan	4.690%	1-Month LIBOR	3.500%	11/08/27	B	351,266

	IT Services – 0.4%

119	Peraton Corp., Term Loan B	5.416%	1-Month LIBOR	3.750%	2/01/28	BB–	112,425
781	Syniverse Holdings, Inc., Term Loan	8.286%	CME Term SOFR 3 Month	7.000%	5/10/29	B–	694,582
588	Tempo Acquisition LLC, Term Loan B	4.525%	SOFR30A	3.000%	8/31/28	BB–	558,137
463	Travelport Finance (Luxembourg) S.a.r.l., Term Loan, (cash 3.500%, PIK 6.500%)	3.750%	3-Month LIBOR	1.500%	2/28/25	B–	459,072
299	Virtusa Corporation, Term Loan B1	5.375%	1-Month LIBOR	3.750%	2/08/29	B	283,789
95	WEX Inc., Term Loan	3.916%	1-Month LIBOR	2.250%	4/01/28	Ba2	91,202
2,345	Total IT Services						2,199,207

	Leisure Products – 0.0%

82	SRAM, LLC , Term Loan B	4.416%	1-Month LIBOR	2.750%	5/18/28	BB–	78,369

NMAI	Nuveen Multi-Asset Income Fund (continued)
Portfolio of Investments June 30, 2022
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (5)	Reference Rate (5)	Spread (5)	Maturity (6)	Ratings (7)	Value

	Life Sciences Tools & Services – 0.1%

$74	Avantor Funding, Inc., Term Loan B5	3.916%	1-Month LIBOR	2.250%	11/06/27	BB+	$70,956
76	ICON Luxembourg S.A.R.L., Term Loan	4.563%	3-Month LIBOR	2.250%	7/01/28	BB+	73,925
226	Maravai Intermediate Holdings, LLC, Term Loan B	3.846%	SOFR90A	3.000%	10/19/27	B+	215,360
376	Total Life Sciences Tools & Services						360,241

	Machinery – 0.3%

375	Ali Group North America Corp., Term Loan B, (DD1)	4.387%	1-Month LIBOR	2.000%	10/13/28	Baa3	359,625
373	Filtration Group Corporation, Term Loan	5.166%	1-Month LIBOR	3.500%	10/21/28	B	349,805
540	Gates Global LLC, Term Loan B3	4.166%	1-Month LIBOR	2.500%	3/31/27	Ba3	511,170
134	Grinding Media Inc., Term Loan B	4.796%	3-Month LIBOR	4.000%	10/12/28	B	122,478
1,422	Total Machinery						1,343,078

	Marine – 0.0%

233	HGIM Corp., Exit Term Loan	8.030%	3-Month LIBOR	6.000%	7/02/23	CCC+	219,061

	Media – 1.5%

335	ABG Intermediate Holdings 2 LLC, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B1	314,063
335	ABG Intermediate Holdings 2 LLC, Term Loan B1, (WI/DD)	5.275%	SOFR30A	3.750%	12/21/28	B1	314,063
80	ABG Intermediate Holdings 2 LLC, Term Loan, Second Lien	7.625%	SOFR30A	6.000%	12/20/29	CCC+	74,800
121	Cable One, Inc., Term Loan B4	3.666%	1-Month LIBOR	2.000%	5/03/28	BB+	116,722
645	Cengage Learning, Inc., Term Loan B	5.750%	3-Month LIBOR	4.750%	7/14/26	B	583,610
1,412	Clear Channel Outdoor Holdings, Inc., Term Loan B	4.739%	3-Month LIBOR	3.500%	8/21/26	B1	1,220,244
427	CSC Holdings, LLC, Term Loan	3.574%	1-Month LIBOR	2.250%	1/15/26	BB	398,243
194	CSC Holdings, LLC, Term Loan B1	3.574%	1-Month LIBOR	2.250%	7/17/25	BB	181,350
97	CSC Holdings, LLC, Term Loan B5	3.824%	1-Month LIBOR	2.500%	4/15/27	BB	90,760
49	Cumulus Media New Holdings Inc., Term Loan B	4.750%	6-Month LIBOR	3.750%	3/31/26	B	47,321
1,002	DirecTV Financing, LLC, Term Loan	6.666%	1-Month LIBOR	5.000%	8/02/27	BBB–	925,124
373	Dotdash Meredith Inc, Term Loan B	5.145%	1-Month LIBOR	4.000%	12/01/28	BB–	349,219
277	Gray Television, Inc., Term Loan B	3.562%	1-Month LIBOR	2.500%	2/07/24	BB+	271,756
829	iHeartCommunications, Inc., Term Loan	4.666%	1-Month LIBOR	3.000%	5/01/26	BB–	772,535
610	McGraw-Hill Global Education Holdings, LLC, Term Loan	5.554%	6-Month LIBOR	4.750%	7/30/28	BB+	553,909
84	Mission Broadcasting, Inc., Term Loan B	3.562%	1-Month LIBOR	2.500%	6/03/28	BBB–	81,726
73	Outfront Media Capital LLC, Term Loan B	3.416%	1-Month LIBOR	1.750%	11/18/26	Ba1	69,752
500	Radiate Holdco LLC, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	N/R	466,158
577	Radiate Holdco, LLC, Term Loan B	4.916%	1-Month LIBOR	3.250%	9/25/26	B1	538,039
250	Virgin Media Bristol LLC, Term Loan N	3.824%	1-Month LIBOR	2.500%	1/31/28	BB+	234,860
231	Ziggo Financing Partnership, Term Loan I	3.824%	1-Month LIBOR	2.500%	4/30/28	BB	216,068
8,501	Total Media						7,820,322

	Multiline Retail – 0.0%

2	Belk, Inc., Term Loan	9.006%	3-Month LIBOR	7.500%	7/31/25	B–	1,553
7	Belk, Inc., Term Loan, (cash 5.000%, PIK 8.000%)	13.000%	3-Month LIBOR	13.000%	7/31/25	CCC–	3,227
9	Total Multiline Retail						4,780

	Oil, Gas & Consumable Fuels – 0.3%

1	DT Midstream, Inc, Term Loan B	3.688%	1-Month LIBOR	2.000%	6/10/28	Baa2	1,252
142	EG America LLC, Term Loan	6.250%	3-Month LIBOR	4.000%	2/05/25	B–	133,499
370	Freeport LNG Investments, LLLP, Term Loan B	4.563%	3-Month LIBOR	3.500%	12/21/28	B+	321,549
572	Gulf Finance, LLC, Term Loan	8.071%	1-Month LIBOR	6.750%	8/25/26	B	427,309
365	QuarterNorth Energy Holding Inc., Exit Term Loan, Second Lien	9.666%	1-Month LIBOR	8.000%	8/27/26	B	366,303

Principal Amount (000)		Description (1)	Coupon (5)	Reference Rate (5)	Spread (5)	Maturity (6)	Ratings (7)	Value

		Oil, Gas & Consumable Fuels (continued)

$234		TransMontaigne Operating Company L.P., Term Loan B	4.548%	1-Month LIBOR	3.500%	11/05/28	BB	$222,642
1,684		Total Oil, Gas & Consumable Fuels						1,472,554

		Paper & Forest Products – 0.1%

310		Asplundh Tree Expert, LLC, Term Loan B	3.416%	1-Month LIBOR	1.750%	9/04/27	BBB–	299,623

		Personal Products – 0.1%

—	(8)	Kronos Acquisition Holdings Inc., Term Loan B	5.416%	1-Month LIBOR	3.750%	12/22/26	B2	14
746		Revlon Consumer Products Corporation, Term Loan B, (3), (9)	5.576%	6-Month LIBOR	3.500%	9/07/23	D	532,280
746		Total Personal Products						532,294

		Pharmaceuticals – 0.6%

595		Bausch Health Companies Inc., Term Loan B3	6.549%	SOFR30A	5.250%	1/27/27	BB	512,854
241		Endo Luxembourg Finance Company I S.a r.l., Term Loan	6.688%	1-Month LIBOR	5.000%	3/25/28	CCC	185,106
1,240		Jazz Financing Lux S.a.r.l., Term Loan	5.166%	1-Month LIBOR	3.500%	5/05/28	BB+	1,185,520
373		LSCS Holdings, Inc., Term Loan, First Lien	6.734%	1-Month LIBOR	4.500%	12/16/28	B2	356,334
29		Mallinckrodt International Finance S.A., Term Loan B, (DD1), (9)	7.500%	3-Month LIBOR	5.250%	9/24/24	B	25,143
556		Organon & Co, Term Loan	4.625%	3-Month LIBOR	3.000%	6/02/28	BB	536,435
156		Perrigo Investments, LLC, Term Loan B	3.645%	CME Term SOFR 1 Month + 3 Month	2.500%	4/05/29	Baa3	150,735
3,190		Total Pharmaceuticals						2,952,127

		Professional Services – 0.2%

250		CCRR Parent, Inc, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B	237,813
114		CHG Healthcare Services Inc., Term Loan	4.750%	3 + 6-Month LIBOR	3.250%	9/30/28	B1	108,259
122		Dun & Bradstreet Corporation (The), Term Loan	4.874%	1-Month LIBOR	3.250%	2/08/26	BB+	115,034
299		Physician Partners LLC, Term Loan	5.625%	SOFR30A	4.000%	2/01/29	B	284,287
203		Trans Union, LLC, Term Loan B5	3.416%	1-Month LIBOR	1.750%	11/13/26	BBB–	191,566
245		Verscend Holding Corp., Term Loan B	5.666%	1-Month LIBOR	4.000%	8/27/25	BB–	235,465
1,233		Total Professional Services						1,172,424

		Road & Rail – 0.2%

262		First Student Bidco Inc, Term Loan B	5.232%	3-Month LIBOR	3.000%	7/21/28	BB+	234,926
97		First Student Bidco Inc, Term Loan C	5.232%	3-Month LIBOR	3.000%	7/21/28	BB+	87,214
589		Hertz Corporation, (The), Term Loan B, (DD1)	4.920%	1-Month LIBOR	3.250%	6/30/28	BB+	555,962
112		Hertz Corporation, (The), Term Loan C, (DD1)	4.920%	1-Month LIBOR	3.250%	6/30/28	BB+	106,044
1,060		Total Road & Rail						984,146

		Semiconductors & Semiconductor Equipment – 0.3%

1,116		Bright Bidco B.V., Term Loan B, (DD1)	4.774%	3-Month LIBOR	3.500%	6/30/24	CCC	499,036
250		Entegris Inc., Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	Baa3	242,500
860		MKS Instruments Inc., Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BBB–	825,170
42		Synaptics Incorporated, Term Loan B	4.356%	3-Month LIBOR	2.250%	10/20/28	BBB–	40,713
2,268		Total Semiconductors & Semiconductor Equipment						1,607,419

		Software – 2.7%

375		AppLovin Corporation, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB–	356,876
156		Apttus Corporation, Term Loan	5.621%	3-Month LIBOR	4.250%	5/06/28	BB	146,524
375		Bali Finco Inc, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B2	368,437
368		Banff Merger Sub Inc, Term Loan	5.416%	1-Month LIBOR	3.750%	10/02/25	B2	343,824

NMAI	Nuveen Multi-Asset Income Fund (continued)
Portfolio of Investments June 30, 2022
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (5)	Reference Rate (5)	Spread (5)	Maturity (6)	Ratings (7)	Value

	Software (continued)

$398	Camelot U.S. Acquisition LLC, Term Loan B, (DD1)	4.666%	1-Month LIBOR	3.000%	10/31/26	B1	$377,500
368	Camelot U.S. Acquisition LLC, Term Loan B	4.666%	1-Month LIBOR	3.000%	10/31/26	B1	347,739
305	Central Parent Inc., Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B+	289,142
1,228	Ceridian HCM Holding Inc., Term Loan B	4.166%	1-Month LIBOR	2.500%	4/30/25	B+	1,166,526
250	DTI Holdco, Inc., Term Loan	6.275%	SOFR30A	4.750%	4/21/29	B2	234,731
1,177	Epicor Software Corporation, Term Loan	4.916%	1-Month LIBOR	3.250%	7/31/27	B2	1,113,688
1,218	Finastra USA, Inc., Term Loan, First Lien	4.739%	3-Month LIBOR	3.500%	6/13/24	B+	1,100,953
371	Greeneden U.S. Holdings II, LLC, Term Loan B4	5.666%	1-Month LIBOR	4.000%	12/01/27	B2	355,885
372	IGT Holding IV AB, Term Loan B2	5.650%	3-Month LIBOR	3.500%	3/29/28	B	347,982
524	Informatica LLC, Term Loan B	4.438%	1-Month LIBOR	2.750%	10/14/28	BB–	498,488
249	Instructure Holdings, Inc., Term Loan B	3.269%	3-Month LIBOR	2.750%	10/29/28	BB+	237,530
115	MA FinanceCo., LLC, Term Loan B	5.915%	3-Month LIBOR	4.250%	6/05/25	BB+	105,532
372	Magenta Buyer LLC, Term Loan, First Lien	6.230%	3-Month LIBOR	5.000%	7/27/28	BB–	335,915
612	McAfee, LLC, Term Loan B	5.145%	1-Month LIBOR	4.000%	2/03/29	BB+	558,715
90	Mitnick Corporate Purchaser, Inc, Term Loan	5.924%	CME Term SOFR 3 Month	4.750%	4/20/29	B+	85,725
500	Nortonlifelock Inc, Term Loan B, (DD1)	4.320%	SOF30A	2.000%	1/28/29	BBB–	475,375
260	Proofpoint, Inc., Term Loan, First Lien	4.825%	3-Month LIBOR	3.250%	8/31/28	BB–	242,373
228	RealPage, Inc, Term Loan, First Lien	4.916%	1-Month LIBOR	3.250%	4/22/28	B+	211,629
548	Seattle Spinco, Inc., Term Loan B3	4.416%	1-Month LIBOR	2.750%	6/21/24	BB+	521,736
491	Seattle Spinco, Inc., Term Loan B5	5.609%	SOFR30A	4.000%	1/14/27	BB+	447,775
1,025	Sophia, L.P., Term Loan B	5.500%	3-Month LIBOR	3.250%	10/07/27	B2	959,166
177	SS&C European Holdings Sarl, Term Loan B4	3.416%	1-Month LIBOR	1.750%	4/16/25	BB+	169,063
204	SS&C Technologies Inc., Term Loan B3	3.416%	1-Month LIBOR	1.750%	4/16/25	BB+	194,663
49	SS&C Technologies Inc., Term Loan B6	3.875%	SOFR30A	2.250%	3/22/29	BB+	47,225
70	SS&C Technologies Inc., Term Loan B7	3.875%	SOFR30A	2.250%	3/22/29	BB+	67,374
79	Tibco Software Inc., Term Loan B3	5.420%	1-Month LIBOR	3.750%	7/03/26	B+	77,827
750	UKG Inc., Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B1	704,651
798	Ultimate Software Group Inc (The), Term Loan, (DD1)	4.212%	3-Month LIBOR	3.250%	5/03/26	B1	749,494
302	Ultimate Software Group Inc (The), Term Loan, Second Lien, (WI/DD)	TBD	TBD	TBD	TBD	Caa1	280,643
363	Zelis Healthcare Corporation, Term Loan	4.562%	1-Month LIBOR	3.500%	9/30/26	B	342,764
14,767	Total Software						13,863,470

	Specialty Retail – 0.6%

72	Avis Budget Car Rental, LLC, Term Loan	3.420%	1-Month LIBOR	1.750%	8/06/27	BB+	68,163
249	Avis Budget Car Rental, LLC, Term Loan C	5.125%	1-Month LIBOR	3.500%	3/15/29	BB+	239,400
374	Driven Holdings, LLC, Term Loan B	3.517%	3-Month LIBOR	3.000%	12/17/28	B2	350,684
211	Jo-Ann Stores, Inc., Term Loan B1, (DD1)	5.964%	3-Month LIBOR	4.750%	6/30/28	B	149,613
362	Les Schwab Tire Centers, Term Loan B	4.000%	3-Month LIBOR	3.250%	11/02/27	B	338,729
1,356	PetSmart, Inc., Term Loan B	4.500%	3-Month LIBOR	3.750%	2/12/28	BB–	1,280,108
198	Restoration Hardware, Inc., Term Loan B	4.166%	1-Month LIBOR	2.500%	10/15/28	BB	175,053
70	SRS Distribution Inc., Term Loan	4.000%	SOFR90A	3.500%	6/04/28	B2	64,523
249	Staples, Inc., Term Loan B2	5.786%	3-Month LIBOR	4.500%	9/12/24	B	230,272
3,141	Total Specialty Retail						2,896,545

	Technology Hardware, Storage & Peripherals – 0.1%

362	NCR Corporation, Term Loan	3.740%	3-Month LIBOR	2.500%	8/28/26	BB+	351,927

	Textiles, Apparel & Luxury Goods – 0.1%

350	Birkenstock GmbH & Co. KG, Term Loan B	5.098%	6-Month LIBOR	3.250%	4/28/28	BB–	321,937
249	Crocs Inc, Term Loan B	4.448%	CME Term SOFR 3 Month + SOFR90A	3.500%	2/19/29	Ba2	227,711
28	New Trojan Parent, Inc., Term Loan, First Lien	4.329%	1 + 3-Month LIBOR	3.250%	1/06/28	B	24,692
627	Total Textiles, Apparel & Luxury Goods						574,340

Principal Amount (000)	Description (1)	Coupon (5)	Reference Rate (5)	Spread (5)	Maturity (6)	Ratings (7)	Value

	Thrifts & Mortgage Finance – 0.0%

$214	Ditech Holding Corporation, Term Loan, (9)	0.000%	N/A	N/A	6/30/22	N/R	$42,702

	Trading Companies & Distributors – 0.1%

177	Core & Main LP, Term Loan B	4.124%	1-Month LIBOR	2.500%	6/10/28	Ba3	168,488
400	Fly Funding II S.a.r.l., Term Loan B	3.130%	3-Month LIBOR	1.140%	8/09/25	BB–	376,539
165	Univar Solutions USA Inc., Term Loan B6	3.416%	1-Month LIBOR	1.750%	6/03/28	BBB–	162,797
742	Total Trading Companies & Distributors						707,824

	Transportation Infrastructure – 0.1%

150	Brown Group Holding LLC, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B+	144,312
191	Brown Group Holding, LLC, Term Loan B	4.166%	1-Month LIBOR	2.500%	4/22/28	B+	181,666
423	KKR Apple Bidco, LLC, Term Loan	4.416%	1-Month LIBOR	3.000%	9/23/28	B+	400,115
764	Total Transportation Infrastructure						726,093

	Wireless Telecommunication Services – 0.2%

372	GOGO Intermediate Holdings LLC, Term Loan B	4.989%	3-Month LIBOR	N/A%	4/30/28	B+	352,609
579	Intelsat Jackson Holdings S.A., Term Loan B, (DD1), (9)	4.920%	SOFR180A	4.250%	1/27/29	BB–	533,078
3	Intelsat Jackson Holdings S.A., Term Loan B3, (9)	9.500%	Prime	4.750%	11/27/23	N/R	2,887
369	MetroNet Systems Holdings, LLC, Term Loan, First Lien	5.055%	SOFR30A	3.750%	6/02/28	B	342,546
1,323	Total Wireless Telecommunication Services						1,231,120
$100,199	Total Variable Rate Senior Loan Interests (cost $98,854,121)						91,708,711

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (7)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 17.8% (11.5% of Total Investments)

$110	Connecticut Avenue Securities Trust 2022-R01, 144A, (SOFR30A reference rate + 1.900% spread), (11)			2.826%	12/25/41	BBB	$99,095
560	Connecticut Avenue Securities Trust 2022-R03, 144A, (SOFR30A reference rate + 3.500% spread), (11)			4.426%	3/25/42	BBB–	532,755
410	Connecticut Avenue Securities Trust 2022-R04, 144A, (SOFR30A reference rate + 3.100% spread), (11)			4.026%	3/25/42	BBB–	383,386
60	Connecticut Avenue Securities Trust 2022-R05, 144A, (SOFR30A reference rate + 3.000% spread), (11)			3.926%	4/25/42	Baa3	57,027
970	Connecticut Avenue Securities Trust 2022-R06, 144A, (SOFR30A reference rate + 3.850% spread), (11)			4.798%	5/25/42	BBB–	943,337
710	Fannie Mae TBA, (MDR), (WI/DD)			2.000%	TBA	Aaa	662,685
2,650	Fannie Mae TBA, (MDR), (WI/DD)			2.500%	TBA	Aaa	2,530,483
1,770	Fannie Mae TBA, (MDR), (WI/DD)			3.000%	TBA	Aaa	1,729,301
600	Fannie Mae TBA, (MDR), (WI/DD)			3.500%	TBA	Aaa	596,243
4,800	Fannie Mae TBA, (MDR), (WI/DD)			3.500%	TBA	Aaa	4,615,875
1,600	Fannie Mae TBA, (MDR), (WI/DD)			4.000%	TBA	Aaa	1,577,719
3,200	Fannie Mae TBA, (MDR), (WI/DD)			4.500%	TBA	Aaa	3,212,125
1,755	Fannie Mae TBA, (MDR), (WI/DD)			5.000%	TBA	Aaa	1,791,197
3,979	Fannie Mae Pool FN MA4305, (19)			2.000%	12/01/51	N/R	3,458,296
2,397	Fannie Mae Pool FN CB2281, (19)			2.000%	12/01/51	N/R	2,089,667
965	Fannie Mae Pool FN FS0363, (19)			2.500%	1/01/52	N/R	871,636
1,468	Fannie Mae Pool FN CB2804, (19)			2.500%	2/01/52	N/R	1,326,762
3,225	Fannie Mae Pool FN CB2859, (19)			2.500%	2/01/52	N/R	2,912,418
1,894	Fannie Mae Pool FN CB2839, (19)			2.000%	2/01/52	N/R	1,650,676
2,355	Fannie Mae Pool FN FS0522, (19)			2.500%	2/01/52	N/R	2,126,208
1,513	Fannie Mae Pool FN FS0548, (19)			2.500%	2/01/52	N/R	1,365,716
1,763	Fannie Mae Pool FN CB3149, (19)			2.000%	3/01/52	N/R	1,532,812
772	Fannie Mae Pool FN CB3297			2.500%	4/01/52	N/R	696,406
6,054	Fannie Mae Pool FN FS1533, (19)			3.000%	4/01/52	N/R	5,664,062
459	Fannie Mae Pool FN BV9189, (19)			3.000%	4/01/52	N/R	428,608
3,718	Fannie Mae Pool FN CB3234, (19)			3.000%	4/01/52	N/R	3,477,712
609	Fannie Mae Pool FN FS1297, (19)			3.000%	4/01/52	N/R	568,643

NMAI	Nuveen Multi-Asset Income Fund (continued)
Portfolio of Investments June 30, 2022
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (7)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$2,186	Fannie Mae Pool FN FS1337, (19)	2.500%	4/01/52	N/R	$1,971,205
5,081	Fannie Mae Pool FN FS1535, (19)	3.000%	4/01/52	N/R	4,753,051
1,051	Fannie Mae Pool FN MA4644, (19)	4.000%	5/01/52	N/R	1,038,005
1,395	Fannie Mae Pool FN CB3599, (19)	3.500%	5/01/52	N/R	1,344,761
1,999	Freddie Mac Pool FN SD0912, (19)	2.000%	2/01/52	N/R	1,742,779
2,558	Freddie Mac Pool FN RA6766, (19)	2.500%	2/01/52	N/R	2,310,289
1,698	Freddie Mac Pool FN SD0922, (19)	2.500%	3/01/52	N/R	1,534,118
3,902	Freddie Mac Pool FN RA5714, (19)	2.000%	3/01/52	N/R	3,400,655
408	Freddie Mac Pool FN QE0543, (19)	3.000%	4/01/52	N/R	381,493
410	Freddie Mac STACR REMIC Trust 2022-DNA3, 144A, (SOFR30A reference rate + 2.900% spread), (11)	3.826%	4/25/42	BBB	385,411
350	Freddie Mac STACR REMIC Trust 2022-DNA4, 144A, (SOFR30A reference rate + 3.350% spread), (11)	4.276%	5/25/42	BBB–	332,743
100	Freddie Mac STACR REMIC Trust 2022-HQA1, 144A, (SOFR30A reference rate + 3.500% spread), (11)	4.426%	3/25/42	BBB–	95,493
90	Freddie Mac Structured Agency Credit Risk Debt Notes, 144A, (SOFR30A reference rate + 2.300% spread), (11)	3.226%	8/25/33	BBB–	85,076
1,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 144A, (SOFR30A reference rate + 2.400% spread), (11)	3.326%	2/25/42	BBB	922,669
1,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 144A, (SOFR30A reference rate + 4.500% spread), (11)	5.279%	6/25/42	BBB–	1,005,023
4,384	Ginnie Mae II Pool FN MA8042, (19)	2.500%	5/20/52	N/R	4,017,263
3,788	Ginnie Mae II Pool FN MA8043	3.000%	5/20/52	N/R	3,575,762
1,700	Ginnie Mae II Pool, (MDR), (WI/DD)	2.500%	TBA	Aaa	1,555,500
2,620	Ginnie Mae II Pool, (MDR), (WI/DD)	2.000%	TBA	Aaa	2,326,274
1,135	Ginnie Mae II Pool, (MDR), (WI/DD)	3.000%	TBA	Aaa	1,069,826
959	GS Mortgage-Backed Securities Corp Trust 2022-PJ2, 144A	3.000%	6/25/52	Aa1	848,690
331	GS Mortgage-Backed Securities Trust 2021-PJ10, 144A	2.500%	3/25/52	Aa1	276,690
489	GS Mortgage-Backed Securities Trust 2022-GR2, 144A	3.000%	8/26/52	Aa1	425,260
341	GS Mortgage-Backed Securities Trust 2022-HP1, 144A	3.000%	9/25/52	Aa1	295,970
591	GS Mortgage-Backed Securities Trust 2022-INV1, 144A	3.000%	7/25/52	Aa1	512,986
277	GS Mortgage-Backed Securities Trust 2022-PJ5, 144A	3.000%	10/25/52	Aa1	240,608
250	Industrial DPR Funding Ltd, 144A	5.380%	4/15/34	BBB	243,575
393	J.P. Morgan Mortgage Trust 2022-4, 144A	3.000%	10/25/52	AA+	343,508
250	J.P. Morgan Mortgage Trust 2022-6, 144A	3.000%	11/25/52	Aa1	216,768
616	J.P. Morgan Mortgage Trust 2022-INV3, 144A	3.000%	9/25/52	AAA	537,791
149	J.P. Morgan Mortgage Trust 2022-LTV2, 144A	3.500%	9/25/52	AA+	136,175
1,910	JP Morgan Mortgage Trust, 144A	3.250%	7/25/52	Aaa	1,681,384
1,358	JP Morgan Mortgage Trust 2022-2, 144A	3.000%	8/25/52	Aa1	1,203,368
851	JP Morgan Mortgage Trust 2022-3, 144A	3.000%	8/25/52	Aa1	749,674
778	RCKT Mortgage Trust 2022-2, 144A	2.500%	2/25/52	AAA	648,210
99	RCKT Mortgage Trust 2022-3, 144A	3.000%	5/25/52	Aa1	86,094
210	RCKT Mortgage Trust 2022-4, 144A	3.500%	6/25/52	Aa1	187,458
129	Wells Fargo Mortgage Backed Securities 2021-2 Trust, 144A	2.500%	6/25/51	AAA	107,445
198	Wells Fargo Mortgage Backed Securities 2022-2 Trust, 144A	2.500%	12/25/51	AAA	165,554
248	Wells Fargo Mortgage Backed Securities 2022-INV1 Trust, 144A	3.500%	3/25/52	AAA	223,478
149	Wells Fargo Mortgage Backed Securities 2022-INV1 Trust, 144A	3.000%	3/25/52	AAA	129,534
$97,797	Asset-Backed and Mortgage-Backed Securities (cost $92,875,601)				90,008,466

Shares	Description (1)				Value

	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 17.4% (11.3% of Total Investments)

	Diversified – 0.2%

89,000	DigitalBridge Group Inc, (18)				$434,320
24,000	Washington Real Estate Investment Trust				511,440
	Total Diversified				945,760

	Health Care – 1.0%

45,000	Healthpeak Properties Inc, (18)				1,165,950
52,400	Parkway Life Real Estate Investment Trust, (2)				183,770

Shares	Description (1)	Value

	Health Care (continued)

28,000	Ventas Inc	$1,440,040
26,000	Welltower Inc	2,141,100
	Total Health Care	4,930,860

	Hotels – 0.2%

47,000	Host Hotels & Resorts Inc	736,960
31,000	Park Hotels & Resorts Inc	420,670
	Total Hotels	1,157,630

	Industrial – 2.7%

28,561	Duke Realty Corp, (18)	1,569,427
5,000	EastGroup Properties Inc	771,650
4,000	Innovative Industrial Properties Inc	439,480
57,836	Prologis Inc	6,804,405
53,000	Rexford Industrial Realty Inc	3,052,270
20,000	Terreno Realty Corp	1,114,600
	Total Industrial	13,751,832

	Office – 0.9%

11,500	Alexandria Real Estate Equities Inc	1,667,845
14,000	Boston Properties Inc	1,245,720
10,000	Kilroy Realty Corp	523,300
17,000	SL Green Realty Corp	784,550
24,000	Vornado Realty Trust, (18)	686,160
	Total Office	4,907,575

	Residential – 4.3%

69,000	American Homes 4 Rent, Class A, (18)	2,445,360
20,500	AvalonBay Communities Inc	3,982,125
5,000	Camden Property Trust	672,400
31,000	Equity LifeStyle Properties Inc	2,184,570
49,000	Equity Residential	3,538,780
9,000	Essex Property Trust Inc	2,353,590
31,000	Independence Realty Trust Inc	642,630
148,000	Ingenia Communities Group, (2)	407,645
12,000	Invitation Homes Inc, (18)	426,960
7,000	Mid-America Apartment Communities Inc	1,222,690
7,000	NexPoint Residential Trust Inc	437,570
19,500	Sun Communities Inc	3,107,520
12,000	UDR Inc	552,480
	Total Residential	21,974,320

	Retail – 2.3%

60,000	Brixmor Property Group Inc	1,212,600
90,000	Kimco Realty Corp, (18)	1,779,300
55,000	Kite Realty Group Trust	950,950
19,000	Realty Income Corp	1,296,940
19,000	Regency Centers Corp, (18)	1,126,890
43,000	Simon Property Group Inc, (18)	4,081,560
43,000	SITE Centers Corp	579,210
13,000	Spirit Realty Capital Inc	491,140
	Total Retail	11,518,590

	Specialized – 5.7%

32,067	American Tower Corp	8,196,005
23,093	Crown Castle International Corp	3,888,399
14,042	Digital Realty Trust Inc, (18)	1,823,073
5,544	Equinix Inc, (18)	3,642,519
8,000	Extra Space Storage Inc, (18)	1,360,960
12,000	Life Storage Inc, (18)	1,339,920
20,000	National Storage Affiliates Trust	1,001,400

NMAI	Nuveen Multi-Asset Income Fund (continued)
Portfolio of Investments June 30, 2022
(Unaudited)

Shares	Description (1)				Value

	Specialized (continued)

10,000	Public Storage, (18)				$3,126,700
6,245	SBA Communications Corp, (18)				1,998,712
25,000	VICI Properties Inc				744,750
50,000	Weyerhaeuser Co				1,656,000
	Total Specialized				28,778,438
	Total Real Estate Investment Trust Common Stocks (cost $85,412,007)				87,965,005

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (7)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 10.3% (6.7% of Total Investments)

	Automobiles – 0.4%

$932	General Motors Financial Co Inc	5.700%	N/A (12)	BB+	$810,840
575	General Motors Financial Co Inc	5.750%	N/A (12)	BB+	481,563
695	General Motors Financial Co Inc	6.500%	N/A (12)	BB+	589,881
2,202	Total Automobiles				1,882,284

	Banks – 4.4%

295	Bank of America Corp	4.375%	N/A (12)	BBB+	244,782
240	Bank of America Corp	6.300%	N/A (12)	BBB+	237,933
75	Bank of America Corp	6.100%	N/A (12)	BBB+	73,851
2,410	Bank of America Corp, (18)	6.500%	N/A (12)	BBB+	2,386,816
1,000	Citigroup Inc	5.950%	N/A (12)	BBB–	928,351
1,000	Citigroup Inc	6.300%	N/A (12)	BBB–	933,270
2,325	Citigroup Inc, (18)	6.250%	N/A (12)	BBB–	2,266,607
335	Citizens Financial Group Inc	4.000%	N/A (12)	BB+	266,794
260	Citizens Financial Group Inc	6.375%	N/A (12)	BB+	226,304
325	CoBank ACB, (18)	6.250%	N/A (12)	BBB+	306,313
550	First Citizens BancShares Inc/NC, (3-Month LIBOR reference rate + 3.972% spread), (11)	5.801%	N/A (12)	BB–	511,528
415	Goldman Sachs Group Inc	3.800%	N/A (12)	BBB–	323,692
805	Huntington Bancshares Inc/OH	5.625%	N/A (12)	Baa3	752,566
2,760	JPMorgan Chase & Co, (18)	6.750%	N/A (12)	BBB+	2,778,423
345	JPMorgan Chase & Co	3.650%	N/A (12)	BBB+	282,555
660	JPMorgan Chase & Co	5.000%	N/A (12)	BBB+	582,450
125	JPMorgan Chase & Co	6.100%	N/A (12)	BBB+	116,725
765	M&T Bank Corp	6.450%	N/A (12)	Baa2	738,219
50	M&T Bank Corp	5.125%	N/A (12)	Baa2	44,793
675	PNC Financial Services Group Inc	6.000%	N/A (12)	Baa2	647,926
415	PNC Financial Services Group Inc	3.400%	N/A (12)	Baa2	315,118
448	PNC Financial Services Group Inc	5.000%	N/A (12)	Baa2	398,492
625	Regions Financial Corp	5.750%	N/A (12)	Baa3	618,881
510	SVB Financial Group	4.000%	N/A (12)	Baa2	388,610
200	SVB Financial Group	4.100%	N/A (12)	Baa2	137,543
1,585	Truist Financial Corp, (18)	4.800%	N/A (12)	Baa2	1,418,416
600	Truist Financial Corp	5.100%	N/A (12)	Baa2	543,000
535	Truist Financial Corp, (3-Month LIBOR reference rate + 3.102% spread), (11)	4.931%	N/A (12)	Baa2	458,390
1,200	Wells Fargo & Co, (18)	3.900%	N/A (12)	Baa2	1,033,500
1,950	Wells Fargo & Co	5.875%	N/A (12)	Baa2	1,901,055
450	Zions Bancorp NA	7.200%	N/A (12)	BB+	451,528
23,933	Total Banks				22,314,431

	Capital Markets – 0.6%

395	Bank of New York Mellon Corp	4.700%	N/A (12)	Baa1	385,915
1,000	Charles Schwab Corp, (18)	5.375%	N/A (12)	BBB	987,500
650	Goldman Sachs Group Inc	5.300%	N/A (12)	BBB–	611,189
955	Goldman Sachs Group Inc	5.500%	N/A (12)	BBB–	921,861
330	Goldman Sachs Group Inc	4.125%	N/A (12)	BBB–	269,775
3,330	Total Capital Markets				3,176,240

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (7)	Value

	Consumer Finance – 0.5%

$1,040	Ally Financial Inc	4.700%	N/A (12)	Ba2	$824,418
400	Ally Financial Inc	4.700%	N/A (12)	Ba2	295,100
455	American Express Co	3.550%	N/A (12)	Baa2	370,193
295	Capital One Financial Corp	3.950%	N/A (12)	Baa3	236,738
305	Discover Financial Services	6.125%	N/A (12)	Ba2	304,969
385	Discover Financial Services	5.500%	N/A (12)	Ba2	300,266
2,880	Total Consumer Finance				2,331,684

	Diversified Financial Services – 0.3%

555	American AgCredit Corp, 144A	5.250%	N/A (12)	BB+	507,825
390	Equitable Holdings Inc	4.950%	N/A (12)	BBB–	366,488
765	Voya Financial Inc	6.125%	N/A (12)	BBB–	721,874
1,710	Total Diversified Financial Services				1,596,187

	Electric Utilities – 0.4%

310	American Electric Power Co Inc	3.875%	2/15/62	BBB	245,135
330	Edison International	5.000%	N/A (12)	BB+	262,558
150	Edison International	5.375%	N/A (12)	BB+	121,875
1,000	Emera Inc, (18)	6.750%	6/15/76	BB+	964,970
275	Southern Co/The	4.000%	1/15/51	BBB–	246,532
2,065	Total Electric Utilities				1,841,070

	Food Products – 0.4%

2,250	Land O’ Lakes Inc, 144A	8.000%	N/A (12)	BB	2,215,586

	Independent Power & Renewable Electricity Producers – 0.2%

265	AES Andes SA, 144A	7.125%	3/26/79	BB	240,603
300	AES Andes SA, 144A	6.350%	10/07/79	BB	265,123
185	Vistra Corp, 144A	8.000%	N/A (12)	Ba3	178,062
175	Vistra Corp, 144A	7.000%	N/A (12)	Ba3	158,813
925	Total Independent Power & Renewable Electricity Producers				842,601

	Industrial Conglomerates – 0.2%

1,315	General Electric Co, (3-Month LIBOR reference rate + 3.330% spread), (11)	5.159%	N/A (12)	BBB–	1,152,203

	Insurance – 1.4%

233	American International Group Inc	5.750%	4/01/48	BBB–	208,197
450	AXIS Specialty Finance LLC	4.900%	1/15/40	BBB	378,001
325	Enstar Finance LLC	5.750%	9/01/40	BBB–	295,171
235	Enstar Finance LLC	5.500%	1/15/42	BBB–	192,050
1,230	Markel Corp, (18)	6.000%	N/A (12)	BBB–	1,213,088
960	MetLife Inc, 144A, (18)	9.250%	4/08/38	BBB	1,127,911
745	Provident Financing Trust I	7.405%	3/15/38	BB+	767,350
175	Prudential Financial Inc	5.125%	3/01/52	BBB+	161,551
420	QBE Insurance Group Ltd, 144A	5.875%	N/A (12)	Baa2	408,450
1,075	SBL Holdings Inc, 144A	6.500%	N/A (12)	BB	865,375
1,500	SBL Holdings Inc, 144A, (18)	7.000%	N/A (12)	BB	1,239,378
7,348	Total Insurance				6,856,522

	Media – 0.1%

560	Paramount Global	6.375%	3/30/62	Baa3	499,968

	Multi-Utilities – 0.5%

315	Algonquin Power & Utilities Corp	4.750%	1/18/82	BB+	261,444
1,250	CenterPoint Energy Inc	6.125%	N/A (12)	BBB–	1,068,253
525	CMS Energy Corp	4.750%	6/01/50	BBB–	460,015
900	Sempra Energy	4.875%	N/A (12)	BBB–	827,983
2,990	Total Multi-Utilities				2,617,695

NMAI	Nuveen Multi-Asset Income Fund (continued)
Portfolio of Investments June 30, 2022
(Unaudited)

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (7)	Value

		Oil, Gas & Consumable Fuels – 0.1%

$55		Energy Transfer LP	7.125%	N/A (12)	BB	$47,198
265		Energy Transfer LP	6.500%	N/A (12)	BB	234,238
270		MPLX LP	6.875%	N/A (12)	BB+	256,414
10		Transcanada Trust	5.500%	9/15/79	BBB	8,904
270		Transcanada Trust	5.600%	3/07/82	BBB	245,025
870		Total Oil, Gas & Consumable Fuels				791,779

		Trading Companies & Distributors – 0.6%

610		AerCap Global Aviation Trust, 144A	6.500%	6/15/45	BB+	559,885
2,500		AerCap Holdings NV, (18)	5.875%	10/10/79	BB+	2,141,567
395		Air Lease Corp	4.650%	N/A (12)	BB+	328,004
3,505		Total Trading Companies & Distributors				3,029,456

		U.S. Agency – 0.1%

525		Farm Credit Bank of Texas, 144A	6.200%	N/A (12)	BBB+	498,768

		Wireless Telecommunication Services – 0.1%

500		Vodafone Group PLC	7.000%	4/04/79	BB+	490,475
$56,908		Total $1,000 Par (or similar) Institutional Preferred (cost $59,047,992)				52,136,949

Principal Amount (000) (13)		Description (1)	Coupon	Maturity	Ratings (7)	Value

		EMERGING MARKET DEBT AND FOREIGN CORPORATE BONDS – 8.9% (5.8% of Total Investments)

		Africa – 0.0%

$200		Banque Ouest Africaine de Developpement, 144A	4.700%	10/22/31	Baa1	$166,000

		Angola – 0.1%

335		Angolan Government International Bond, 144A	8.250%	5/09/28	B3	277,514
200		Angolan Government International Bond, 144A	8.750%	4/14/32	B–	159,330
270		Angolan Government International Bond, 144A	9.375%	5/08/48	B3	194,535
		Total Angola				631,379

		Argentina – 0.1%

700		Argentine Republic Government International Bond	1.125%	7/09/35	CCC+	150,762
475		Provincia de Buenos Aires/Government Bonds, 144A	3.900%	9/01/37	CCC+	140,569
53		YPF SA, 144A	8.750%	4/04/24	CCC	43,564
86		YPF SA, 144A	8.500%	3/23/25	CCC+	66,844
50		YPF SA	8.500%	7/28/25	CCC	33,875
139		YPF SA, 144A	6.950%	7/21/27	CCC+	78,882
20		YPF SA	6.950%	7/21/27	CCC+	11,350
		Total Argentina				525,846

		Australia – 0.2%

1,225		QBE Insurance Group Ltd	6.750%	12/02/44	BBB	1,226,866

		Azerbaijan – 0.1%

335		Southern Gas Corridor CJSC	6.875%	3/24/26	BB+	329,007

		Barbados – 0.0%

200		Barbados Government International Bond, 144A	6.500%	10/01/29	B–	192,000

		Benin – 0.0%

190	EUR	Benin Government International Bond, 144A	4.950%	1/22/35	B+	129,356
100	EUR	Benin Government International Bond, 144A	6.875%	1/19/52	B+	70,840
		Total Benin				200,196

Principal Amount (000) (13)		Description (1)	Coupon	Maturity	Ratings (7)	Value

		Bermuda – 0.0%

$200		Bermuda Government International Bond, 144A	4.750%	2/15/29	A+	$199,870

		Brazil – 0.6%

200		Arcos Dorados BV, 144A	6.125%	5/27/29	BB	188,000
200		B3 SA – Brasil Bolsa Balcao, 144A	4.125%	9/20/31	Ba1	164,600
200		Banco BTG Pactual SA/Cayman Islands, 144A	2.750%	1/11/26	Ba2	177,690
200		Banco do Brasil SA/Cayman, 144A	4.875%	1/11/29	Ba2	183,440
200		Braskem Netherlands Finance BV, 144A	4.500%	1/31/30	BBB–	170,576
825	BRL	Brazil Notas do Tesouro Nacional Serie F	10.000%	1/01/25	Ba2	148,571
200		Brazilian Government International Bond	5.625%	1/07/41	Ba2	159,337
210		Brazilian Government International Bond	5.000%	1/27/45	Ba2	149,768
200		Brazilian Government International Bond	4.750%	1/14/50	Ba2	135,406
200		Embraer Netherlands Finance BV, 144A	6.950%	1/17/28	BB+	193,600
395		Itau Unibanco Holding SA/Cayman Island, 144A	2.900%	1/24/23	BB	392,962
200		JSM Global Sarl, 144A	4.750%	10/20/30	Ba1	151,500
200		MARB BondCo PLC, 144A	3.950%	1/29/31	BB+	153,554
200		Natura &Co Luxembourg Holdings Sarl, 144A	6.000%	4/19/29	BB	176,000
145		Petrobras Global Finance BV	6.750%	6/03/50	Ba1	125,708
115		Petrobras Global Finance BV	5.500%	6/10/51	Ba1	87,227
200		Suzano Austria GmbH	2.500%	9/15/28	BBB–	162,500
70		Vale Overseas Ltd	3.750%	7/08/30	BBB	61,356
		Total Brazil				2,981,795

		Cameroon – 0.0%

100	EUR	Republic of Cameroon International Bond, 144A	5.950%	7/07/32	B	77,349

		Canada – 0.3%

500		Enbridge Inc	5.500%	7/15/77	BBB–	441,144
550		Enbridge Inc	5.750%	7/15/80	BBB–	502,876
625		GFL Environmental Inc, 144A	5.125%	12/15/26	BB–	597,687
		Total Canada				1,541,707

		Chile – 0.4%

199		Alfa Desarrollo SpA, 144A	4.550%	9/27/51	BBB–	143,113
200		Antofagasta PLC, 144A	5.625%	5/13/32	BBB+	192,750
200		Banco del Estado de Chile, 144A	2.704%	1/09/25	A1	189,115
125,000	CLP	Bonos de la Tesoreria de la Republica en pesos	2.500%	3/01/25	N/R	124,334
205		Celulosa Arauco y Constitucion SA, 144A	5.150%	1/29/50	BBB	167,587
200		Chile Government International Bond	2.750%	1/31/27	A1	186,750
200		Corp Nacional del Cobre de Chile, 144A	3.000%	9/30/29	A	174,204
150		Empresa Nacional de Telecomunicaciones SA, 144A	3.050%	9/14/32	BBB	120,188
315		Empresa Nacional del Petroleo	3.750%	8/05/26	A–	290,981
205		Interchile SA, 144A	4.500%	6/30/56	Baa1	168,444
160		VTR Comunicaciones SpA, 144A	5.125%	1/15/28	BB+	115,421
		Total Chile				1,872,887

		China – 0.1%

200		Agile Group Holdings Ltd	5.500%	5/17/26	N/R	63,412
200		Country Garden Holdings Co Ltd	5.625%	1/14/30	BBB–	88,000
200		ENN Clean Energy International Investment Ltd, 144A	3.375%	5/12/26	BBB–	181,614
200		Lenovo Group Ltd, 144A	3.421%	11/02/30	Baa2	170,267
200		Tencent Holdings Ltd, 144A	2.390%	6/03/30	A+	167,406
		Total China				670,699

		Colombia – 0.3%

320		Bancolombia SA	3.000%	1/29/25	Baa2	294,584
350		Colombia Government International Bond	3.125%	4/15/31	Baa2	258,053
205		Colombia Government International Bond	3.250%	4/22/32	Baa2	148,130
120		Ecopetrol SA	5.375%	6/26/26	Baa3	111,112

NMAI	Nuveen Multi-Asset Income Fund (continued)
Portfolio of Investments June 30, 2022
(Unaudited)

Principal Amount (000) (13)		Description (1)	Coupon	Maturity	Ratings (7)	Value

		Colombia (continued)

$200		Ecopetrol SA	4.625%	11/02/31	Baa3	$151,498
200		Ecopetrol SA	5.875%	11/02/51	Baa3	130,730
200		Empresas Publicas de Medellin ESP, 144A	4.250%	7/18/29	Baa3	155,958
200		Grupo Aval Ltd, 144A	4.375%	2/04/30	BB+	149,000
180		Millicom International Cellular SA, 144A	6.250%	3/25/29	BB+	156,600
		Total Colombia				1,555,665

		Costa Rica – 0.1%

200		Costa Rica Government International Bond, 144A	7.000%	4/04/44	B	171,648
200		Costa Rica Government International Bond	7.000%	4/04/44	B	171,648
200		Instituto Costarricense de Electricidad, 144A	6.750%	10/07/31	B1	186,916
		Total Costa Rica				530,212

		Cote d“Ivoire – 0.1%

395		Ivory Coast Government International Bond	6.125%	6/15/33	BB–	309,387
270	EUR	Ivory Coast Government International Bond	6.875%	10/17/40	BB–	200,143
		Total Cote d’Ivoire				509,530

		Dominican Republic – 0.2%

170		Dominican Republic International Bond, 144A	5.500%	2/22/29	BB–	147,771
150		Dominican Republic International Bond, 144A	4.875%	9/23/32	BB–	115,416
470		Dominican Republic International Bond	4.875%	9/23/32	BB–	361,635
425		Dominican Republic International Bond	7.450%	4/30/44	BB–	362,354
		Total Dominican Republic				987,176

		Ecuador – 0.1%

119		Ecuador Government International Bond, 144A	0.000%	7/31/30	B–	49,072
823		Ecuador Government International Bond, 144A	1.000%	7/31/35	B–	396,496
137		Ecuador Government International Bond	1.000%	7/31/35	N/R	66,042
467		Ecuador Government International Bond, 144A	0.500%	7/31/40	B–	190,106
		Total Ecuador				701,716

		Egypt – 0.2%

200		Egypt Government International Bond, 144A	5.800%	9/30/27	B+	140,732
200		Egypt Government International Bond, 144A	7.600%	3/01/29	B+	145,503
220		Egypt Government International Bond, 144A	7.300%	9/30/33	B+	140,752
225		Egypt Government International Bond, 144A	8.500%	1/31/47	B+	132,817
300		Egypt Government International Bond	7.903%	2/21/48	B+	170,981
205		Egypt Government International Bond, 144A	8.875%	5/29/50	B+	124,135
		Total Egypt				854,920

		El Salvador – 0.0%

40		El Salvador Government International Bond	5.875%	1/30/25	CCC+	14,142
135		El Salvador Government International Bond	6.375%	1/18/27	CCC+	45,093
65		El Salvador Government International Bond	7.650%	6/15/35	CCC+	20,765
190		El Salvador Government International Bond, 144A	7.125%	1/20/50	CCC+	58,913
		Total El Salvador				138,913

		Ghana – 0.1%

235		Ghana Government International Bond, 144A	7.750%	4/07/29	B–	116,913
355		Ghana Government International Bond	7.625%	5/16/29	B–	172,459
250		Ghana Government International Bond, 144A	8.750%	3/11/61	B–	117,062
870	GHS	Republic of Ghana Government Bonds	16.500%	2/06/23	B–	102,474
200		Tullow Oil PLC, 144A	10.250%	5/15/26	B2	191,000
		Total Ghana				699,908

		Guatemala – 0.1%

200		Guatemala Government Bond, 144A	3.700%	10/07/33	BB–	153,620
200		Guatemala Government Bond, 144A	6.125%	6/01/50	Ba1	167,619
200		Investment Energy Resources Ltd, 144A	6.250%	4/26/29	BB–	169,017
		Total Guatemala				490,256

Principal Amount (000) (13)			Description (1)	Coupon	Maturity	Ratings (7)	Value

			Honduras – 0.0%

$—	(8)		Honduras Government International Bond	7.500%	3/15/24	BB–	$6

			Hungary – 0.0%

200			Hungary Government International Bond, 144A	5.250%	6/16/29	BBB	199,180

			India – 0.3%

200			Adani Ports & Special Economic Zone Ltd, 144A	3.100%	2/02/31	BBB–	155,947
193			Azure Power Energy Ltd, 144A	3.575%	8/19/26	BB+	158,972
200			Export-Import Bank of India, 144A	2.250%	1/13/31	BBB–	156,948
200			Indian Railway Finance Corp Ltd, 144A	3.570%	1/21/32	BBB–	170,846
200			Network i2i Ltd, 144A	3.975%	6/03/71	BB	166,808
200			Power Finance Corp Ltd, 144A	3.950%	4/23/30	Baa3	176,942
200			ReNew Wind Energy AP2 / ReNew Power Pvt Ltd other 9 Subsidiaries, 144A	4.500%	7/14/28	Ba3	156,536
200			UltraTech Cement Ltd, 144A	2.800%	2/16/31	Baa3	158,430
			Total India				1,301,429

			Indonesia – 0.3%

2,700,000		IDR	Indonesia Treasury Bond	7.000%	9/15/30	N/R	179,607
200			Medco Platinum Road Pte Ltd, 144A	6.750%	1/30/25	B+	185,250
500			Pertamina Persero PT, 144A	2.300%	2/09/31	Baa2	404,796
200			Perusahaan Penerbit SBSN Indonesia III, 144A	4.700%	6/06/32	BBB	196,554
335			Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	3.875%	7/17/29	BBB	302,234
200			Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.250%	5/15/47	Baa2	165,570
200			Saka Energi Indonesia PT, 144A	4.450%	5/05/24	B+	183,238
			Total Indonesia				1,617,249

			Iraq – 0.1%

200			Iraq International Bond, 144A	6.752%	3/09/23	B–	195,000
300			Iraq International Bond, 144A	5.800%	1/15/28	N/R	269,325
			Total Iraq				464,325

			Israel – 0.3%

80			Energean Israel Finance Ltd, 144A	4.875%	3/30/26	BB–	70,642
85			Energean Israel Finance Ltd, Reg S, 144A	4.500%	3/30/24	BB–	79,845
295			Israel Electric Corp Ltd, 144A	5.000%	11/12/24	BBB+	298,351
807			Israel Electric Corp Ltd, 144A	4.250%	8/14/28	BBB+	775,527
32			Leviathan Bond Ltd, 144A	6.125%	6/30/25	BB	30,052
127			Leviathan Bond Ltd, Reg S, 144A	6.500%	6/30/27	BB	117,277
75			Leviathan Bond Ltd, Reg S, 144A	6.750%	6/30/30	BB	67,468
175		EUR	Teva Pharmaceutical Finance Netherlands II BV	4.375%	5/09/30	Ba2	145,479
			Total Israel				1,584,641

			Jamaica – 0.1%

215			Jamaica Government International Bond	8.000%	3/15/39	B+	231,242
215			Jamaica Government International Bond	7.875%	7/28/45	B+	225,379
			Total Jamaica				456,621

			Jordan – 0.1%

200			Jordan Government International Bond, 144A	4.950%	7/07/25	BB–	180,266
200			Jordan Government International Bond, 144A	5.850%	7/07/30	BB–	158,008
			Total Jordan				338,274

			Kazakhstan – 0.2%

200			Development Bank of Kazakhstan JSC, 144A	5.750%	5/12/25	Baa2	199,414
200			Kazakhstan Government International Bond, 144A	6.500%	7/21/45	Baa2	200,752
200			KazMunayGas National Co JSC, 144A	5.375%	4/24/30	Baa2	176,214
200			KazMunayGas National Co JSC, 144A	3.500%	4/14/33	Baa2	143,447
200			KazMunayGas National Co JSC	6.375%	10/24/48	Baa2	165,846
200			Tengizchevroil Finance Co International Ltd, 144A	4.000%	8/15/26	Baa2	170,000
			Total Kazakhstan				1,055,673

NMAI	Nuveen Multi-Asset Income Fund (continued)
Portfolio of Investments June 30, 2022
(Unaudited)

Principal Amount (000) (13)		Description (1)	Coupon	Maturity	Ratings (7)	Value

		Kenya – 0.1%

$200		Republic of Kenya Government International Bond, 144A	7.250%	2/28/28	B+	$144,068
200		Republic of Kenya Government International Bond, 144A	6.300%	1/23/34	B+	124,228
		Total Kenya				268,296

		Macau – 0.0%

200		Sands China Ltd	5.125%	8/08/25	Baa2	167,726

		Malaysia – 0.1%

600	MYR	Malaysia Government Bond	3.900%	11/30/26	A3	135,829
200		Petronas Capital Ltd, 144A	3.500%	4/21/30	A2	187,878
205		Petronas Capital Ltd, 144A	3.404%	4/28/61	A2	153,116
		Total Malaysia				476,823

		Mexico – 0.7%

200		Banco Nacional de Comercio Exterior SNC/Cayman Islands, 144A	2.720%	8/11/31	Baa3	175,552
200		Braskem Idesa SAPI, 144A	6.990%	2/20/32	BB–	154,388
200		Cemex SAB de CV, 144A	3.875%	7/11/31	BB+	150,000
230		Comision Federal de Electricidad, 144A	3.348%	2/09/31	Baa1	175,492
200		Electricidad Firme de Mexico Holdings SA de CV, 144A	4.900%	11/20/26	Ba2	163,626
200		Grupo Axo SAPI de CV, 144A	5.750%	6/08/26	Ba2	170,102
3,800	MXN	Mexican Bonos	7.500%	6/03/27	BBB+	176,590
3,600	MXN	Mexican Bonos	8.500%	11/18/38	BBB+	169,736
225		Mexico City Airport Trust	4.250%	10/31/26	BBB	207,193
200		Mexico Government International Bond	4.280%	8/14/41	Baa1	158,067
300		Mexico Government International Bond	4.400%	2/12/52	Baa1	225,460
200		Nemak SAB de CV, 144A	3.625%	6/28/31	BBB–	139,600
25		Petroleos Mexicanos	6.500%	1/23/29	BBB	20,343
545		Petroleos Mexicanos	6.840%	1/23/30	BBB	428,681
245		Petroleos Mexicanos	5.950%	1/28/31	BBB	179,188
140		Petroleos Mexicanos	6.375%	1/23/45	BBB	84,700
712		Petroleos Mexicanos	6.750%	9/21/47	BBB	439,660
355		Petroleos Mexicanos	7.690%	1/23/50	BBB	241,329
		Total Mexico				3,459,707

		Mongolia – 0.1%

300		Mongolia Government International Bond, 144A	5.125%	4/07/26	B	269,229

		Morocco – 0.1%

200		Morocco Government International Bond, 144A	5.500%	12/11/42	BB+	145,407
200		OCP SA, 144A	3.750%	6/23/31	BB+	151,000
200		OCP SA, 144A	5.125%	6/23/51	BB+	132,255
		Total Morocco				428,662

		Namibia – 0.1%

200		Namibia International Bonds, 144A	5.250%	10/29/25	BB–	177,400

		Netherlands – 0.1%

200		VEON Holdings BV	4.000%	4/09/25	B+	140,000
200		VEON Holdings BV	3.375%	11/25/27	B+	103,500
		Total Netherlands				243,500

		Nigeria – 0.1%

200		Access Bank PLC, 144A	6.125%	9/21/26	B2	161,250
400		Nigeria Government International Bond, 144A	8.375%	3/24/29	B2	303,500
200		Nigeria Government International Bond, 144A	7.375%	9/28/33	B2	130,620
200		Nigeria Government International Bond	7.625%	11/28/47	B2	119,502
		Total Nigeria				714,872

Principal Amount (000) (13)		Description (1)	Coupon	Maturity	Ratings (7)	Value

		Oman – 0.2%

$385		Oman Government International Bond	5.625%	1/17/28	Ba3	$370,135
200		Oman Government International Bond, 144A	6.250%	1/25/31	Ba3	192,856
400		Oman Government International Bond	6.750%	1/17/48	Ba3	344,120
200		OQ SAOC, 144A	5.125%	5/06/28	BB–	188,401
		Total Oman				1,095,512

		Pakistan – 0.2%

200		Pakistan Global Sukuk Programme Co Ltd, 144A	7.950%	1/31/29	B3	173,400
200		Pakistan Government International Bond, 144A	6.000%	4/08/26	B3	134,950
515		Pakistan Government International Bond	6.875%	12/05/27	B–	350,071
200		Pakistan Water & Power Development Authority	7.500%	6/04/31	B–	110,197
		Total Pakistan				768,618

		Panama – 0.2%

200		Aeropuerto Internacional de Tocumen SA, 144A	5.125%	8/11/61	BBB	157,913
200		C&W Senior Financing DAC, 144A	6.875%	9/15/27	BB–	179,500
200		Empresa de Transmision Electrica SA, 144A	5.125%	5/02/49	Baa2	167,462
190		Panama Bonos del Tesoro	3.362%	6/30/31	BBB	167,010
155		Panama Notas del Tesoro	3.750%	4/17/26	BBB	150,350
		Total Panama				822,235

		Paraguay – 0.0%

200		Paraguay Government International Bond, 144A	2.739%	1/29/33	Ba1	148,533

		Peru – 0.2%

120		Banco de Credito del Peru, 144A	3.125%	7/01/30	BBB–	109,656
65		Banco de Credito del Peru, 144A	3.250%	9/30/31	BBB–	56,956
300		Fondo MIVIVIENDA SA, 144A	4.625%	4/12/27	Baa1	289,758
200		Kallpa Generacion SA	4.875%	5/24/26	Baa3	191,676
200		Peruvian Government International Bond	3.000%	1/15/34	Baa1	164,061
95		Volcan Cia Minera SAA, 144A	4.375%	2/11/26	BB	82,698
		Total Peru				894,805

		Philippines – 0.0%

200		Philippine Government International Bond	4.200%	3/29/47	BBB+	174,361

		Qatar – 0.3%

200		Ooredoo International Finance Ltd, 144A	2.625%	4/08/31	A2	173,457
200		Qatar Energy, 144A	1.375%	9/12/26	AA–	179,874
200		Qatar Energy, 144A	2.250%	7/12/31	AA–	170,750
510		Qatar Energy, 144A	3.300%	7/12/51	AA–	393,585
405		Qatar Government International Bond	4.400%	4/16/50	AA–	386,589
200		QNB Finance Ltd	3.500%	3/28/24	Aa3	198,771
200		QNB Finance Ltd	2.625%	5/12/25	Aa3	191,780
		Total Qatar				1,694,806

		Republic of Uganda – 0.0%

669,000	UGX	Republic of Uganda Government Bonds	14.250%	8/23/29	N/R	173,801

		Romania – 0.0%

140		Romanian Government International Bond, 144A	3.000%	2/27/27	BBB–	123,299

		Russia – 0.1%

200		Lukoil Capital DAC, 144A	3.600%	10/26/31	N/R	104,750
9,050	RUB	Russian Federal Bond – OFZ	7.100%	10/16/24	N/R	13,987
9,125	RUB	Russian Federal Bond – OFZ	7.650%	4/10/30	N/R	14,102
400		Russian Foreign Bond – Eurobond	5.100%	3/28/35	N/R	100,000
200		Russian Foreign Bond – Eurobond	5.250%	6/23/47	N/R	50,000
		Total Russia				282,839

NMAI	Nuveen Multi-Asset Income Fund (continued)
Portfolio of Investments June 30, 2022
(Unaudited)

Principal Amount (000) (13)		Description (1)	Coupon	Maturity	Ratings (7)	Value

		Rwanda – 0.1%

$300		Rwanda International Government Bond, 144A	5.500%	8/09/31	B+	$233,835

		Saudi Arabia – 0.2%

200		Saudi Arabian Oil Co	2.875%	4/16/24	A	196,124
200		Saudi Arabian Oil Co	4.250%	4/16/39	A	184,432
200		Saudi Government International Bond	2.500%	2/03/27	A1	189,359
325		Saudi Government International Bond, 144A	2.250%	2/02/33	A1	270,075
385		Saudi Government International Bond	3.750%	1/21/55	A1	315,486
		Total Saudi Arabia				1,155,476

		Senegal – 0.1%

100	EUR	Senegal Government International Bond, 144A	5.375%	6/08/37	Ba3	65,427
200		Senegal Government International Bond, 144A	6.750%	3/13/48	Ba3	126,760
215		Senegal Government International Bond	6.750%	3/13/48	Ba3	136,326
		Total Senegal				328,513

		Singapore – 0.0%

200		BOC Aviation USA Corp, 144A	1.625%	4/29/24	A–	191,586

		South Africa – 0.4%

200		AngloGold Ashanti Holdings PLC	3.375%	11/01/28	Baa3	169,326
500		Eskom Holdings SOC Ltd, 144A	6.750%	8/06/23	CCC+	460,000
200		Eskom Holdings SOC Ltd, 144A	6.350%	8/10/28	Ba2	179,000
3,075	ZAR	Republic of South Africa Government Bond	7.000%	2/28/31	BB	148,872
2,875	ZAR	Republic of South Africa Government Bond	8.875%	2/28/35	BB	148,527
225		Republic of South Africa Government International Bond	5.875%	4/20/32	Ba2	191,880
200		Republic of South Africa Government International Bond	5.375%	7/24/44	Ba2	136,252
200		Republic of South Africa Government International Bond	5.650%	9/27/47	Ba2	136,140
200		Republic of South Africa Government International Bond	5.750%	9/30/49	Ba2	136,402
250		Republic of South Africa Government International Bond	7.300%	4/20/52	Ba2	199,375
		Total South Africa				1,905,774

		South Korea – 0.0%

200		Shinhan Bank Co Ltd, 144A	4.375%	4/13/32	BBB+	192,539

		Sri Lanka – 0.0%

415		Sri Lanka Government International Bond	6.850%	11/03/25	D	133,748

		Thailand–0.1%

200		Bangkok Bank PCL/Hong Kong, 144A	3.466%	9/23/36	Baa3	167,149
6,150	THB	Thailand Government Bond	2.875%	12/17/28	N/R	176,331
		Total Thailand				343,480

		Trinidad and Tobago – 0.1%

200		Heritage Petroleum Co Ltd, 144A	9.000%	8/12/29	BB	205,250
200		Trinidad & Tobago Government International Bond, 144A	4.500%	6/26/30	BBB–	173,990
		Total Trinidad and Tobago				379,240

		Turkey – 0.3%

200		Anadolu Efes Biracilik Ve Malt Sanayii AS, 144A	3.375%	6/29/28	BBB–	138,571
200		Arcelik AS, 144A	5.000%	4/03/23	BB+	196,176
200		KOC Holding AS, 144A	6.500%	3/11/25	B+	186,016
215		Turkey Government International Bond	3.250%	3/23/23	B+	208,107
245		Turkey Government International Bond	5.125%	2/17/28	B+	186,200
200		Turkiye Ihracat Kredi Bankasi AS, 144A	6.125%	5/03/24	B2	186,477
200		Turkiye Ihracat Kredi Bankasi AS, 144A	5.750%	7/06/26	B2	166,800
200		Turkiye Sise ve Cam Fabrikalari AS, 144A	6.950%	3/14/26	B+	177,740
		Total Turkey				1,446,087

Principal Amount (000) (13)		Description (1)	Coupon	Maturity	Ratings (7)	Value

		Ukraine – 0.1%

$200		NAK Naftogaz Ukraine via Kondor Finance PLC, Reg S	7.375%	7/19/22	CCC	$151,000
115		Ukraine Government International Bond	7.750%	9/01/22	CCC+	62,100
100		Ukraine Government International Bond	7.750%	9/01/26	CCC+	25,250
425		Ukraine Government International Bond, 144A	6.876%	5/21/29	CCC+	102,000
360		Ukraine Government International Bond, 144A	7.253%	3/15/33	CCC+	88,200
		Total Ukraine				428,550

		United Arab Emirates – 0.3%

200		Abu Dhabi Government International Bond, 144A	3.125%	9/30/49	AA	155,199
500		DAE Funding LLC, 144A	3.375%	3/20/28	Baa3	439,100
400		Emirate of Dubai Government International Bonds	3.900%	9/09/50	N/R	288,167
435		Galaxy Pipeline Assets Bidco Ltd, 144A	2.625%	3/31/36	Aa2	352,196
236		Galaxy Pipeline Assets Bidco Ltd, 144A	2.940%	9/30/40	Aa2	192,358
		Total United Arab Emirates				1,427,020

		Uruguay – 0.1%

80		Uruguay Government International Bond	4.375%	1/23/31	BBB	80,825
6,200	UYU	Uruguay Government International Bond	8.250%	5/21/31	BBB	133,903
		Total Uruguay				214,728

		Uzbekistan – 0.0%

200		Republic of Uzbekistan International Bond	4.750%	2/20/24	BB–	190,714

		Zambia – 0.1%

425		Zambia Government International Bond, 144A	8.500%	4/14/24	D	254,983
		Total Emerging Market Debt and Foreign Corporate Bonds (cost $57,301,659)				45,312,592

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (7)	Value

		CONTINGENT CAPITAL SECURITIES – 7.7% (5.0% of Total Investments) (14)

		Banks – 5.6%

$240		Australia & New Zealand Banking Group Ltd/United Kingdom, 144A	6.750%	N/A (12)	Baa2	$235,800
800		Banco Bilbao Vizcaya Argentaria SA	6.500%	N/A (12)	Ba2	730,492
600		Banco Bilbao Vizcaya Argentaria SA	6.125%	N/A (12)	Ba2	504,997
200		Banco Mercantil del Norte SA/Grand Cayman, 144A	7.500%	N/A (12)	Ba2	181,000
500		Banco Mercantil del Norte SA/Grand Cayman, 144A	7.625%	N/A (12)	Ba2	463,273
800		Banco Santander SA	4.750%	N/A (12)	Ba1	654,153
800		Banco Santander SA, Reg S	7.500%	N/A (12)	Ba1	782,000
200		Bank Hapoalim BM, Reg S, 144A	3.255%	1/21/32	BBB	171,000
1,275		Barclays PLC	8.000%	N/A (12)	BBB–	1,252,687
1,265		Barclays PLC	7.750%	N/A (12)	BBB–	1,242,862
965		Barclays PLC	6.125%	N/A (12)	BBB–	895,980
220		Barclays PLC	4.375%	N/A (12)	BBB–	168,710
200		BBVA Bancomer SA/Texas, 144A	5.125%	1/18/33	BB	169,100
950		BNP Paribas SA, 144A	6.625%	N/A (12)	BBB	910,812
290		BNP Paribas SA, 144A	7.000%	N/A (12)	BBB	275,686
1,280		BNP Paribas SA, 144A, (18)	7.375%	N/A (12)	BBB	1,267,133
805		Credit Agricole SA, 144A	7.875%	N/A (12)	BBB	793,915
980		Credit Agricole SA, 144A	8.125%	N/A (12)	BBB	1,003,814
270		Danske Bank A/S	6.125%	N/A (12)	BBB–	254,270
235		Danske Bank A/S	7.000%	N/A (12)	BBB–	220,606
340		Danske Bank A/S, Reg S	4.375%	N/A (12)	BBB–	287,300
2,270		HSBC Holdings PLC, (18)	6.375%	N/A (12)	BBB	2,194,975
1,740		HSBC Holdings PLC, (18)	6.000%	N/A (12)	BBB	1,559,475
305		HSBC Holdings PLC	6.375%	N/A (12)	BBB	291,885
900		ING Groep NV	6.500%	N/A (12)	BBB	847,262
845		ING Groep NV	5.750%	N/A (12)	BBB	773,175
955		ING Groep NV	6.750%	N/A (12)	BBB	922,540
340		Intesa Sanpaolo SpA, 144A	7.700%	N/A (12)	BB–	306,254
1,025		Lloyds Banking Group PLC	7.500%	N/A (12)	Baa3	999,039

NMAI	Nuveen Multi-Asset Income Fund (continued)
Portfolio of Investments June 30, 2022
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (7)	Value

	Banks (continued)

$1,695	Lloyds Banking Group PLC	7.500%	N/A (12)	Baa3	$1,644,150
500	Macquarie Bank Ltd/London, 144A	6.125%	N/A (12)	BB+	452,227
1,035	NatWest Group PLC	8.000%	N/A (12)	BBB–	1,023,874
810	NatWest Group PLC	6.000%	N/A (12)	BBB–	749,580
610	Nordea Bank Abp, 144A, (18)	6.625%	N/A (12)	BBB+	581,891
320	Societe Generale SA, 144A	6.750%	N/A (12)	BB	283,344
615	Societe Generale SA, 144A	4.750%	N/A (12)	BB+	498,970
245	Societe Generale SA, 144A	8.000%	N/A (12)	BB	239,990
865	Societe Generale SA, 144A	7.875%	N/A (12)	BB+	847,536
370	Standard Chartered PLC, 144A	4.300%	N/A (12)	BBB–	270,438
445	Standard Chartered PLC, 144A	6.000%	N/A (12)	BBB–	421,420
420	Standard Chartered PLC, 144A	7.750%	N/A (12)	BBB–	415,142
435	UniCredit SpA	8.000%	N/A (12)	BB–	407,812
29,960	Total Banks				28,196,569

	Capital Markets – 2.1%

305	Credit Suisse Group AG, 144A	9.750%	N/A (12)	BB	311,481
1,285	Credit Suisse Group AG, 144A	7.500%	N/A (12)	BB	1,185,413
300	Credit Suisse Group AG, 144A	6.375%	N/A (12)	Ba2	247,874
1,845	Credit Suisse Group AG, 144A, (18)	7.250%	N/A (12)	BB	1,603,027
575	Credit Suisse Group AG, 144A	7.500%	N/A (12)	BB	547,134
2,200	Deutsche Bank AG, (18)	6.000%	N/A (12)	BB–	1,897,500
1,365	UBS Group AG, 144A, (18)	7.000%	N/A (12)	BBB	1,329,677
1,365	UBS Group AG	6.875%	N/A (12)	BBB	1,322,398
250	UBS Group AG, 144A	4.875%	N/A (12)	BBB	209,115
685	UBS Group AG, 144A	3.875%	N/A (12)	BBB	557,571
1,415	UBS Group AG	7.000%	N/A (12)	BBB	1,400,850
255	UBS Group AG, Reg S	5.125%	N/A (12)	BBB	228,544
11,845	Total Capital Markets				10,840,584
$41,805	Total Contingent Capital Securities (cost $45,120,684)				39,037,153

Shares	Description (1)		Coupon	Ratings (7)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 4.3% (2.8% of Total Investments)

	Banks – 1.2%

386,400	Banco Bradesco SA, (2)		0.000%	N/R	$1,269,923
13,325	CoBank ACB, (2)		6.250%	BBB+	1,333,166
4,750	Farm Credit Bank of Texas, 144A, (2)		6.750%	Baa1	470,250
37,722	Fifth Third Bancorp		6.625%	Baa3	950,972
15,925	KeyCorp		6.125%	Baa3	400,832
22,531	Regions Financial Corp		6.375%	Baa3	570,260
13,700	Synovus Financial Corp		5.875%	BB–	340,171
7,800	Western Alliance Bancorp		4.250%	Ba1	171,054
14,500	Wintrust Financial Corp		6.875%	BB	374,535
	Total Banks				5,881,163

	Capital Markets – 0.5%

5,100	Goldman Sachs Group Inc		5.500%	BB+	124,644
55,260	Morgan Stanley		7.125%	BBB–	1,449,470
25,000	Morgan Stanley		6.875%	BBB–	644,000
	Total Capital Markets				2,218,114

	Communications Equipment – 0.0%

3,288	Riverbed Technology Inc, (2)		0.000%	N/R	18,631

	Consumer Finance – 0.2%

26,800	Capital One Financial Corp		5.000%	Baa3	542,700
27,448	Synchrony Financial		5.625%	BB–	524,257
	Total Consumer Finance				1,066,957

Shares	Description (1)		Coupon	Ratings (7)	Value

	Diversified Financial Services – 0.2%

21,900	Equitable Holdings Inc		5.250%	BBB–	$462,090
23,800	Voya Financial Inc		5.350%	BBB–	541,926
	Total Diversified Financial Services				1,004,016

	Diversified Telecommunication Services – 0.0%

7,900	AT&T Inc		4.750%	BBB–	151,285

	Food Products – 0.4%

8,807	CHS Inc		7.875%	N/R	240,783
44,746	CHS Inc		7.100%	N/R	1,156,684
24,270	CHS Inc		6.750%	N/R	622,283
	Total Food Products				2,019,750

	Insurance – 1.0%

41,000	American Equity Investment Life Holding Co		5.950%	BB	934,390
20,300	American Equity Investment Life Holding Co		6.625%	BB	483,140
39,481	Aspen Insurance Holdings Ltd		5.950%	BB+	952,677
15,200	Aspen Insurance Holdings Ltd		5.625%	BB+	337,592
11,000	Assurant Inc		5.250%	Baa3	244,750
25,936	Athene Holding Ltd		6.350%	BBB	637,766
19,590	Athene Holding Ltd		6.375%	BBB	497,586
2,500	Axis Capital Holdings Ltd		5.500%	BBB	54,700
18,700	Enstar Group Ltd		7.000%	BBB–	435,710
25,900	Reinsurance Group of America Inc		5.750%	BBB+	650,608
	Total Insurance				5,228,919

	Multi-Utilities – 0.1%

10,000	NiSource Inc		6.500%	BBB–	261,000

	Oil, Gas & Consumable Fuels – 0.3%

5,400	Energy Transfer LP		7.600%	BB	125,820
31,400	NuStar Energy LP		8.769%	B2	723,770
40,500	NuStar Energy LP		7.625%	B2	833,895
	Total Oil, Gas & Consumable Fuels				1,683,485

	Thrifts & Mortgage Finance – 0.3%
15,000	Federal Agricultural Mortgage Corp		5.700%	N/R	364,350
42,814	New York Community Bancorp Inc, (18)		6.375%	Ba2	1,044,662
	Total Thrifts & Mortgage Finance				1,409,012

	Trading Companies & Distributors – 0.1%

20,500	Air Lease Corp		6.150%	BB+	483,800
6,800	WESCO International Inc		10.625%	B	186,456
	Total Trading Companies & Distributors				670,256
	Total $25 Par (or similar) Retail Preferred (cost $23,114,907)				21,612,588

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (7)	Value

	CORPORATE BONDS – 3.8% (2.5% of Total Investments)

	Auto Components – 0.1%

$450	Adient US LLC, 144A	9.000%	4/15/25	BB+	$468,000

	Banks – 0.1%

200	BOI Finance BV, 144A	7.500%	2/16/27	B2	167,582
200	Credicorp Ltd, 144A	2.750%	6/17/25	BBB	185,580
200	United Overseas Bank Ltd, 144A	3.059%	4/07/25	Aa1	197,408
600	Total Banks				550,570

NMAI	Nuveen Multi-Asset Income Fund (continued)
Portfolio of Investments June 30, 2022
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (7)	Value

	Beverages – 0.1%

$145	Central American Bottling Corp / CBC Bottling Holdco SL / Beliv Holdco SL, 144A	5.250%	4/27/29	BB+	$126,512
175	Cia Cervecerias Unidas SA, 144A	3.350%	1/19/32	A–	148,820
320	Total Beverages				275,332

	Commercial Services & Supplies – 0.2%

973	Prime Security Services Borrower LLC / Prime Finance Inc, 144A	5.750%	4/15/26	BB–	907,322
325	Prime Security Services Borrower LLC / Prime Finance Inc, 144A	6.250%	1/15/28	B–	271,894
1,298	Total Commercial Services & Supplies				1,179,216

	Communications Equipment – 0.2%

1,050	Avaya Inc, 144A	6.125%	9/15/28	BB–	685,125
410	Vodafone Group PLC	4.125%	6/04/81	BB+	306,631
1,460	Total Communications Equipment				991,756

	Construction Materials – 0.0%

200	GCC SAB de CV, 144A	3.614%	4/20/32	BBB–	163,254

	Diversified Telecommunication Services – 0.1%

375	Frontier Communications Holdings LLC, 144A	5.875%	10/15/27	BB+	337,163

	Electric Utilities – 0.0%

200	Comision Federal de Electricidad, 144A	4.688%	5/15/29	Baa1	178,738

	Electronic Equipment, Instruments & Components – 0.1%

375	Imola Merger Corp, 144A	4.750%	5/15/29	BB+	313,747

	Energy Equipment & Services – 0.0%

200	EIG Pearl Holdings Sarl, 144A	4.387%	11/30/46	A1	158,035

	Entertainment – 0.0%

125	AMC Entertainment Holdings Inc, 144A, (cash 10.000%, PIK 12.000%)	10.000%	6/15/26	CCC–	82,994

	Equity Real Estate Investment Trust – 0.0%

250	RLJ Lodging Trust LP, 144A	3.750%	7/01/26	BB–	216,642

	Health Care Providers & Services – 1.0%

1,250	HCA Inc, (18)	5.000%	3/15/24	BBB–	1,255,631
625	Legacy LifePoint Health LLC, 144A	6.750%	4/15/25	B1	604,131
750	Legacy LifePoint Health LLC, 144A	4.375%	2/15/27	B1	642,615
375	RegionalCare Hospital Partners Holdings Inc / LifePoint Health Inc, 144A	9.750%	12/01/26	CCC+	364,688
375	Tenet Healthcare Corp	6.750%	6/15/23	B+	386,391
625	Tenet Healthcare Corp, 144A	4.625%	9/01/24	BB–	600,000
250	Tenet Healthcare Corp, 144A	4.875%	1/01/26	BB–	230,000
625	Tenet Healthcare Corp, 144A	4.625%	6/15/28	BB–	544,237
250	Tenet Healthcare Corp, 144A	6.125%	10/01/28	B+	213,945
5,125	Total Health Care Providers & Services				4,841,638
	Hotels, Restaurants & Leisure – 0.4%

1,375	Caesars Entertainment Inc, 144A	6.250%	7/01/25	B1	1,325,129
250	Life Time Inc, 144A	5.750%	1/15/26	B	224,118
1,625	Total Hotels, Restaurants & Leisure				1,549,247

	Independent Power & Renewable Electricity Producers – 0.1%

200	Sweihan PV Power Co PJSC, 144A	3.625%	1/31/49	BBB+	165,414
190	UEP Penonome II SA, 144A	6.500%	10/01/38	BB	176,681
390	Total Independent Power & Renewable Electricity Producers				342,095

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (7)	Value

	Insurance – 0.5%

$405	Aegon NV	5.500%	4/11/48	Baa1	$389,699
475	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A	4.250%	10/15/27	B	411,146
1,357	Assurant Inc, (18)	7.000%	3/27/48	Baa3	1,325,816
215	Legal & General Group PLC	5.250%	3/21/47	A3	205,970
2,452	Total Insurance				2,332,631

	Machinery – 0.0%

200	Sempra Global, 144A	3.250%	1/15/32	BBB+	168,036

	Marine – 0.0%

215	Misc Capital Two Labuan Ltd, 144A	3.750%	4/06/27	BBB	201,969

	Media – 0.4%

250	Clear Channel Outdoor Holdings Inc, 144A	7.750%	4/15/28	CCC	181,893
250	Clear Channel Outdoor Holdings Inc, 144A	7.500%	6/01/29	CCC	179,765
500	DISH DBS Corp, 144A	5.250%	12/01/26	Ba3	391,920
52	iHeartCommunications Inc	8.375%	5/01/27	B–	41,358
625	iHeartCommunications Inc, 144A	5.250%	8/15/27	BB–	534,894
300	LCPR Senior Secured Financing DAC, 144A	5.125%	7/15/29	BB+	250,500
69	McGraw-Hill Education Inc, 144A	5.750%	8/01/28	BB+	59,083
250	Outfront Media Capital LLC / Outfront Media Capital Corp, 144A	5.000%	8/15/27	B+	218,437
2,296	Total Media				1,857,850

	Metals & Mining – 0.0%

200	AngloGold Ashanti Holdings PLC	3.750%	10/01/30	Baa3	164,654

	Oil, Gas & Consumable Fuels – 0.2%

250	Calumet Specialty Products Partners LP / Calumet Finance Corp, 144A	8.125%	1/15/27	B–	211,348
200	Kosmos Energy Ltd, 144A	7.750%	5/01/27	B+	171,045
250	Matador Resources Co	5.875%	9/15/26	BB–	240,320
61	PBF Holding Co LLC / PBF Finance Corp	7.250%	6/15/25	BB–	57,020
250	PBF Logistics LP / PBF Logistics Finance Corp	6.875%	5/15/23	BB–	246,250
1,011	Total Oil, Gas & Consumable Fuels				925,983

	Real Estate Management & Development – 0.0%

200	RKPF Overseas 2020 A Ltd	5.200%	1/12/26	Ba3	93,621

	Specialty Retail – 0.0%

150	Hertz Corp/The, 144A	4.625%	12/01/26	B+	125,412

	Wireless Telecommunication Services – 0.3%

200	CT Trust, 144A	5.125%	2/03/32	Ba1	160,250
200	MTN Mauritius Investments Ltd, 144A	6.500%	10/13/26	Ba2	196,208
1,250	Sprint Corp, (18)	7.875%	9/15/23	BB+	1,288,487
1,650	Total Wireless Telecommunication Services				1,644,945
$21,367	Total Corporate Bonds (cost $22,138,607)				19,163,528

Shares	Description (1)				Value

	INVESTMENT COMPANIES – 3.4% (2.2% of Total Investments)

97,548	Cordiant Digital Infrastructure Ltd/Fund				$122,895
43,959	iShares MSCI ACWI ETF, (18)				3,687,721
175,131	Vanguard Short-Term Bond ETF, (2)				13,448,309
	Total Investment Companies (cost $17,908,335)				17,258,925
Shares	Description (1)				Value

	WARRANTS – 0.1% (0.1% of Total Investments)

	Entertainment – 0.0%

34,453	Cineworld Warrant, (2)				2,929

NMAI	Nuveen Multi-Asset Income Fund (continued)
Portfolio of Investments June 30, 2022
(Unaudited)

Shares	Description (1)			Value

	Energy Equipment & Services – 0.1%

$3,996	Fieldwood Energy LLC, (2)			$475,524
2,870	Fieldwood Energy LLC, (2)			25,830
5,530	Fieldwood Energy LLC, (2)			33,180
	Total Energy Equipment & Services			534,534
	Total Warrants (cost $54,810)			537,463
	Total Long-Term Investments (cost $843,234,177)			772,648,746

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 1.6% (1.0% of Total Investments)

	REPURCHASE AGREEMENTS – 1.6% (1.0% of Total Investments)

$8,100	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/22, repurchase price $8,099,814, collateralized by $6,962,900, U.S. Treasury Inflation Index Notes, 0.625%, due 4/15/23, value $8,261,884	0.240%	7/01/22	$8,099,814
	Total Short-Term Investments (cost $8,099,814)			8,099,814
	Total Investments (cost $851,333,991) – 154.0%			780,748,560
	Borrowings – (39.2)% (15), (16)			(198,701,000)
	Reverse Repurchase Agreements, including accrued interest – (8.7)% (17)			(44,163,673)
	Other Assets Less Liabilities – (6.1)%			(30,893,522)
	Net Assets Applicable to Common Shares – 100%			$506,990,365

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	For fair value measurement disclosure purposes, investment classified as Level 2.

(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(4)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

(5)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(6)

Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(7)

The Fund uses credit quality ratings for its portfolio securities provided by Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch, Inc. (“Fitch”). If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

(8)	Principal Amount (000) rounds to less than $1,000.

(9)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.

(10)	Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.

(11)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(12)	Perpetual security. Maturity date is not applicable.

(13)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(14)

Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.

(15)	Borrowings as a percentage of Total Investments is 25.5%.

(16)

The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $354,583,814 have been pledged as collateral for borrowings.

(17)	Reverse Repurchase Agreements, including accrued interest as a percentage of Total Investments is 5.7%.

(18)	Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was $201,818,217.

(19)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt

BRL	Brazilian Real

CLP	Chilean Peso

DD1	Portion of investment purchased on a delayed delivery basis.

ETF	Exchange-Traded Fund

EUR	Euro

GHS	Ghanaian Cedi

IDR	Indian Rupee

LIBOR	London Inter-Bank Offered Rate

MDR	Denotes investment is subject to dollar roll transactions.

MSCI	Morgan Stanley Capital International Inc.

MXN	Mexican Peso

MYR	Malaysian Ringgit

N/A	Not Applicable.

PIK

Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

RUB	Russian Rubble

SOFR	Secured Overnight Financing Rate

SOFR30A	30 Day Average Secured Overnight Financing Rate

TBA	To be announced. Maturity date not known prior to settlement of this transaction.

TBD

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

THB	Thai Baht

UGX	Ugandan Shilling

UYU	Uruguayan Peso

WI/DD	Purchased on a when-issued or delayed delivery basis.

ZAR	South African Rand

See accompanying notes to financial statements.

Statement of Assets and Liabilities

June 30, 2022

(Unaudited)

Assets
Long-term investments, at value (cost $843,234,177)	$772,648,746
Short-term investments, at value (cost approximates value)	8,099,814
Cash denominated in foreign currencies (cost $148,896)	197,586
Receivables for:
Dividends	760,640
Interest	3,444,901
Investments sold	17,528,529
Reclaims	691,547
Due from affiliates	20,403
Other assets	251,121
Total assets	803,643,287
Liabilities
Cash overdraft	600,416
Borrowings	198,701,000
Reverse repurchase agreements, including accrued interest	44,163,673
Payables for:
Dividends	11,611,590
Investments purchased - regular settlement	756,209
Investments purchased - when-issued/delayed-delivery settlement	39,037,455
Unfunded senior loans	148,713
Accrued expenses:
Interest	299,653
Management fees	569,387
Trustees fees	214,411
Other	550,415
Total liabilities	296,652,922
Net assets applicable to common shares	$506,990,365
Common shares outstanding	33,425,645
Net asset value (“NAV”) per common share outstanding	$15.17
Net assets applicable to common shares consist of:
Common shares, $0.01 par value per share	$334,256
Paid-in-surplus	487,158,273
Total distributable earnings	19,497,836
Net assets applicable to common shares	$506,990,365
Authorized shares:
Common	Unlimited
Preferred	Unlimited

See accompanying notes to financial statements.

Statement of Operations

Six Months Ended June 30, 2022

(Unaudited)

Investment Income
Dividends	$7,540,057
Interest	9,096,071
Foreign tax withheld on dividend income	(436,076)
Total Investment Income	16,200,052
Expenses
Management fees	3,702,331
Interest expense	1,134,075
Custodian expenses, net	232,472
Trustees fees	19,156
Professional fees	91,299
Shareholder reporting expenses	115,677
Shareholder reporting expenses	380
Investor relations expenses	52,295
Other	183,549
Total expenses	5,531,234
Net investment income (loss)	10,668,818
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments and foreign currency	45,369,132
Change in net unrealized appreciation (depreciation) of investments and foreign currency	(195,260,558)
Net realized and unrealized gain (loss)	(149,891,426)
Net increase (decrease) in net assets applicable to common shares from operations	$(139,222,608)

See accompanying notes to financial statements.

Statement of Changes in Net Assets

	Unaudited Six Months Ended 6/30/22	For the period 11/22/21 (commencement of operations) through 12/31/21
Operations
Net investment income (loss)	$10,668,818	$2,366,622
Net realized gain (loss) from investments and foreign currency	45,369,132	74,803,452
Change in net unrealized appreciation (depreciation) of investments and foreign currency	(195,260,558)	(64,374,361)
Net increase (decrease) in net assets applicable to common shares from operations	(139,222,608)	12,795,713
Distributions to Common Shareholders
Dividends	(23,397,951)	(11,698,976)
Decrease in net assets applicable to common shares from distributions to common shareholders	(23,397,951)	(11,698,976)
Capital Share Transactions
Issued in the reorganization	—	668,514,167
Net increase (decrease) in net assets applicable to common shares from capital share transactions	—	668,514,167
Net increase (decrease) in net assets applicable to common shares	(162,620,559)	669,610,904
Net assets applicable to common shares at the beginning of period	669,610,924	20
Net assets applicable to common shares at the end of period	$506,990,365	$669,610,924

See accompanying notes to financial statements.

Statement of Cash Flows

Six Months Ended June 30, 2022

(Unaudited)

Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations	$(139,222,608)
Adjustments to reconcile the net increase (decrease) in net assets applicable to common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(829,353,111)
Proceeds from sales and maturities of investments	868,589,535
Proceeds from (Purchase of) short-term investments, net	(7,116,401)
Proceeds from (Payments for) closed foreign currency spot contracts	5,522
Payment-in-kind distributions	9,278
Proceeds from litigation settlement	498
Amortization (Accretion) of premiums and discounts, net	(1,118,987)
(Increase) Decrease in:
Receivable for dividends	141,225
Receivable for interest	(76,437)
Receivable for investments sold	23,888,564
Receivable for reclaims	(168,518)
Due from affiliates	(20,403)
Other assets	99,244
Increase (Decrease) in:
Payable investments purchased – regular settlement	(1,441,602)
Payable investments purchased – when-issued/delayed-delivery settlement	(119,588,616)
Payable for unfunded senior loans	(27,031)
Accrued management fees	(121,512)
Accrued interest	252,002
Accrued Trustees fees	(29,755)
Accrued other expenses	151,674
Net realized (gain) loss from investments and foreign currency	(45,369,132)
Change in net unrealized appreciation (depreciation) of investments and foreign currency	195,260,558
Net cash provided by (used in) operating activities	(55,256,013)
Cash Flow from Financing Activities:
Proceeds from borrowings	64,120,000
(Repayments of) borrowings	(43,969,000)
Proceeds from reverse repurchase agreements	44,128,750
Increase (Decrease) in cash overdraft	600,416
Cash distributions paid to common shareholders	(11,786,361)
Net cash provided by (used in) financing activities	53,093,805
Net Increase (Decrease) in Cash and Cash Denominated in Foreign Currencies	(2,162,208)
Cash and cash denominated in foreign currencies at the beginning of period	2,359,794
Cash and cash denominated in foreign currencies at the end of period	$197,586

The following table provides a reconciliation of cash and cash denominated in foreign currencies to the statement of assets and liabilities:
Cash	$—
Cash denominated in foreign currencies	197,586
Total cash and cash denominated in foreign currencies	$197,586

Supplemental Disclosure of Cash Flow Information
Cash paid for interest (excluding amortization of offering costs)	$825,911

See accompanying notes to financial statements.

Financial Highlights

Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions to Common Shareholders			Common Share
	Beginning Common Share NAV	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain(Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV	Ending Share Price
Year Ended 12/31:
2022(e)	$20.03	$0.32	$(4.48)	$(4.16)	$(0.70)	$—	$(0.70)	$15.17	$13.20
2021(f)	20.00	0.07	0.31	0.38	(0.06)	(0.29)	(0.35)	20.03	18.65

	Borrowings at the End of Period
	Aggregate Amount Outstanding (000)(g)	Asset Coverage Per $1,000(h)
Year Ended 12/31:
2022(e)	$198,701	$3,552
2021(f)	178,550	4,750

		Common Share Supplemental Data/ Ratios Applicable to Common Shares
Common Share Total Returns			Ratios to Average Net Assets(c)
Based on NAV(b)	Based on Share Price(b)	Ending Net Assets (000)	Expenses		Net Investment Income(Loss)		Portfolio Turnover Rate(d)

(21.06)%	(25.77)%	$506,990	1.86	%*	3.59	%*	96%
1.90	(5.00)	669,611	1.63	*	3.35	*	66

(a)	Per share Net Investment Income (Loss) is calculated using the average daily common shares method.
(b)

Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Price is the combination of changes in the market price per common share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per common share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

(c)	• Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to borrowings and/or reverse repurchase agreements (as described in Note 8 – Fund Leverage).
• Each ratio includes the effect of all interest expense paid and other costs related to borrowings and/or reverse repurchase agreements as follows:

Ratios of Interest Expense to Average Net Assets Applicable to Common Shares
NMAI
Year Ended 12/31:
2022(e)	0.38	%*
2021(f)	0.12	*

(d)

Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.

(e)	Unaudited. For the six months ended June 30, 2022.
(f)	For the period November 22, 2021 (commencement of operations) through December 31, 2021.
(g)	Aggregate Amount Outstanding: Aggregate amount outstanding represents the liquidation preference as of the end of the relevant fiscal year.
(h)	Asset Coverage Per $1,000: Asset coverage per $1,000 of debt is calculated by subtracting the Fund’s senior securities representing indebtedness then outstanding, and multiplying the result by 1,000.
*	Annualized.

See accompanying notes to financial statements.

Notes to Financial Statements

(Unaudited)

1. General Information

Fund Information

Nuveen Multi-Asset Income Fund (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as a diversified closed-end management investment company. The Fund was formed from the reorganization of three closed-end funds, as further described below, and commenced operations on November 22, 2021. The Fund’s common shares are listed on the New York Stock Exchange (“NYSE”) and trade under the ticker symbol “NMAI.” The Fund was organized as a Massachusetts business trust on April 22, 2021.

Current Fiscal Period

The end of the reporting period for the Fund is June 30, 2022, and the period covered by these Notes to Financial Statements is the six month ended June 30, 2022 (the “current fiscal period”).

Investment Adviser and Sub-Adviser

The Fund’s investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Fund, oversees the management of the Fund’s portfolio, manages the Fund’s business affairs and provides certain clerical, bookkeeping and other administrative services. The Adviser has entered into sub-advisory agreements (each a “Sub-Advisory Agreement”) with each of Nuveen Asset Management, LLC (“NAM”), Teachers Advisors, LLC (“TAL”) and Winslow Capital Management LLC (“Winslow”) (NAM, TAL and Winslow are each a “Sub-Adviser”), each of which are affiliates of the Adviser. Pursuant to the Sub-Advisory Agreement with NAM, NAM is responsible for the Fund’s dynamic asset allocation strategy and for allocating the Fund’s assets among each of the various Sub-Advisers. NAM, TAL and Winslow under each Sub-Advisory Agreement manages the investment portfolios of the Fund allocated to it.

Developments Regarding the Fund’s Control Share By-Law

On October 5, 2020, the Fund and certain other closed-end funds in the Nuveen fund complex amended their by-laws. Among other things, the amended by-laws included provisions pursuant to which, in summary, a shareholder who obtains beneficial ownership of common shares in a Control Share Acquisition (as defined in the by-laws) shall have the same voting rights as other common shareholders only to the extent authorized by the other disinterested shareholders (the “Control Share By-Law”). On January 14, 2021, a shareholder of certain Nuveen closed-end funds filed a civil complaint in the U.S. District Court for the Southern District of New York (the “District Court”) against certain Nuveen funds and their trustees, seeking a declaration that such funds’ Control Share By-Laws violate the 1940 Act, rescission of such fund’s Control Share By-Laws and a permanent injunction against such funds applying the Control Share By-Laws. On February 18, 2022, the District Court granted judgment in favor of the plaintiff’s claim for rescission of such funds’ Control Share By-Laws and the plaintiff’s declaratory judgment claim, and declared that such funds’ Control Share By-Laws violate Section 18(i) of the 1940 Act. Following review of the judgment of the District Court, on February 22, 2022, the Board of Trustees amended the Fund’s by-laws to provide that the Fund’s Control Share By-Law shall be of no force and effect for so long as the judgment of the District Court is effective and that if the judgment of the District Court is reversed, overturned, vacated, stayed, or otherwise nullified, the Fund’s Control Share By-Law will be automatically reinstated and apply to any beneficial owner of common shares acquired in a Control Share Acquisition, regardless of whether such Control Share Acquisition occurs before or after such reinstatement, for the duration of the stay or upon issuance of the mandate reversing, overturning, vacating or otherwise nullifying the judgment of the District Court. On February 25, 2022, the Board and the Funds appealed the District Court’s decision to the U.S. Court of Appeals for the Second Circuit.

Other Matters

The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Fund’s normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

2. Significant Accounting Policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Fund is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting

Standards Codification 946, Financial Services – Investment Companies. The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing security and common share transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Fund.

Compensation

The Fund pays no compensation directly to those of its trustees or to its officers, all of whom receive remuneration for their services to the Fund from the Adviser or its affiliates. The Fund’s Board of Trustees (the “Board”) has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in common shares of select Nuveen-advised funds.

Custodian Fee Credit

As an alternative to overnight investments, the Fund has an arrangement with its custodian bank, State Street Bank and Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on the Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current reporting period, the custodian fee credit earned by the Fund was as follows:

Custodian Fee Credit	$24

Distributions to Common Shareholders

Distributions to common shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

The Fund makes quarterly cash distributions to common shareholders of a stated dollar amount per share. Subject to approval and oversight by the Board, the Fund seeks to maintain a stable distribution level designed to deliver the long-term return potential of the Fund’s investment strategy through regular quarterly distributions (a “Managed Distribution Program”). Total distributions during a calendar year generally will be made from the Fund’s net investment income, net realized capital gains and net unrealized capital gains in the Fund’s portfolio, if any. The portion of distributions paid attributed to net unrealized gains, if any, is distributed from the Fund’s assets and is treated by shareholders as a nontaxable distribution (“return of capital”) for tax purposes. In the event that total distributions during a calendar year exceed a Fund’s total return on NAV, the difference will reduce NAV per share. If the Fund’s total return on NAV exceeds total distributions during a calendar year, the excess will be reflected as an increase in NAV per share. The final determination of the source and character of all distributions paid by the Fund during the fiscal year is made after the end of the fiscal year and is reflected in the financial statements contained in the annual report as of December 31 each year.

Foreign Currency Transactions and Translation

To the extent that the Fund invests in securities and/or contracts that are denominated in a currency other than U.S. dollars, the Fund will be subject to currency risk, which is the risk that an increase in the U.S. dollar relative to the foreign currency will reduce returns or portfolio value. Generally, when the U.S. dollar rises in value against a foreign currency, the Fund’s investments denominated in that currency will lose value because its currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value. Investments and other assets and liabilities denominated in foreign currencies are converted into U.S. dollars on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market at the time of valuation. Purchases and sales of investments and income denominated in foreign currencies are translated into U.S. dollars on the respective dates of such transactions.

The books and records of the Fund are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received are recognized as a component of “Net realized gain (loss) from investments and foreign currency” on the Statement of Operations, when applicable.

The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in net unrealized appreciation (depreciation) of investments and foreign currency” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in net unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.

Notes to Financial Statements (Unaudited) (continued)

As of the end of the reporting period, the Fund’s investments in non-U.S. securities were as follows:

	Value	% of Total Investments
Country:
United Kingdom	$35,760,647	4.6%
China	23,125,550	3.0
Japan	23,018,473	2.9
France	21,081,190	2.7
Switzerland	16,675,460	2.1
Netherlands	15,644,657	2.0
Germany	14,845,347	1.9
Canada	14,675,714	1.9
Brazil	13,328,888	1.7
Australia	11,755,572	1.5
Other	111,873,115	14.3
Total non-U.S. securities	$301,784,613	38.6%

Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Investments and Investment Income

Securities transactions are accounted for as of the trade date for financial reporting purposes. Trade date for senior and subordinated loans purchased in the “primary market” is considered the date on which the loan allocations are determined. Trade date for senior and subordinated loans purchased in the “secondary market” is the date on which the transaction is entered into. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date or, for foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Interest income also reflects payment-in-kind (“PIK”) interest, paydown gains and losses and fee income, if any. PIK interest represents income received in the form of securities in lieu of cash. Fee income consists primarily of amendment fees, when applicable. Amendment fees are earned as compensation for evaluating and accepting changes to an original senior loan agreement and are recognized when received. Rehypothecation income is comprised of fees earned in connection with the rehypothecation of pledged collateral as further described in Note 8 – Fund Leverage.

Netting Agreements

In the ordinary course of business, the Fund may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivative Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Fund manages its cash collateral and securities collateral on a counterparty basis.

The Fund’s investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 4 – Portfolio Securities and Investments in Derivatives.

New Accounting Pronouncements and Rule Issuances

Reference Rate Reform

In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only changes to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Fund may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Fund’s investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Fund’s financial statements and various filings.

Securities and Exchange Commission (“SEC”) Adopts New Rules to Modernize Fund Valuation Framework

In December 2020, the SEC voted to adopt a new rule governing fund valuation practices. New Rule 2a-5 under the 1940 Act establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth the recordkeeping requirements associated with fair value determinations. Finally, the SEC is rescinding previously issued guidance on related issues, including the role of a board in determining fair value and the accounting and auditing of fund investments. Rule 2a-5 and Rule 31a-4 became effective on March 8, 2021, with a compliance date of September 8, 2022. A fund may voluntarily comply with the rules after the effective date, and in advance of the compliance date, under certain conditions. Management is currently assessing the impact of these provisions on the Fund’s financial statements.

3. Investment Valuation and Fair Value Measurements

The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major classifications of assets and liabilities measured at fair value follows:

Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. To the extent these securities are actively traded and that valuation adjustments are not applied, they are generally classified as Level 1. If there is no official close of business, then the latest available sale price is utilized. If no sales are reported, then the mean of the latest available bid and ask prices is utilized and these securities are generally classified as Level 2.

Prices of certain American Depositary Receipts (“ADR”) held by the Funds that trade in the United States are valued based on the last traded price, official closing price, or an evaluated price provided by the independent pricing service (“pricing service”) and are generally classified as Level 1 or 2.

Prices of fixed-income securities are generally provided by a pricing service approved by the Board. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.

Investments in investment companies are valued at their respective NAVs on the valuation date and are generally classified as Level 1.

For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Fund’s net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. These foreign securities are generally classified as Level 2.

Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.

Any portfolio security or derivative for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2 of the fair value hierarchy; otherwise they would be classified as Level 3.

Notes to Financial Statements (Unaudited) (continued)

The following table summarizes the market value of the Fund’s investments as of the end of the reporting period, based on the inputs used to value them:

	Level 1	Level 2		Level 3		Total
Long-Term Investments*:
Common Stocks	$156,531,163	151,373,880	**	2,323	**	$307,907,366
Variable Rate Senior Loan Interests	—	91,176,431		532,280	**	91,708,711
Asset-Backed and Mortgage-Backed Securities	—	90,008,466		—		90,008,466
Real Estate Investment Trust Common Stocks	87,373,590	591,415	**	—		87,965,005
$1,000 Par (or similar) Institutional Preferred	—	52,136,949		—		52,136,949
Emerging Market Debt and Foreign Corporate Bonds	—	45,312,592		—		45,312,592
Contingent Capital Securities	—	39,037,153		—		39,037,153
$25 Par (or similar) Retail Preferred	18,520,617	3,091,971	**	—		21,612,588
Corporate Bonds	—	19,163,528		—		19,163,528
Investment Companies	3,810,616	13,448,309		—		17,258,925
Warrants	—	537,463	**	—		537,463

Short-Term Investments:
Repurchase Agreements	—	8,099,814		—		8,099,814
Total	$266,235,986	$513,977,971		$534,603		$780,748,560
*	Refer to the Fund’s Portfolio of Investments for industry and country classifications, where applicable.
**	Refer to the Fund’s Portfolio of Investments for securities classified as Level 2 and/or Level 3, when applicable.

4. Portfolio Securities and Investments in Derivatives

Portfolio Securities

Dollar Roll Transactions

The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the repurchase price is recorded as a realized gain or loss.

Unfunded Commitments

Pursuant to the terms of certain of the variable rate senior loan agreements, the Fund may have unfunded senior loan commitments. The Fund will maintain with its custodian, cash, liquid securities and/or liquid senior loans having an aggregate value at least equal to the amount of unfunded senior loan commitments. As of the end of the reporting period, the Fund had $148,713 in outstanding unfunded senior loan commitments.

Participation Commitments

With respect to the senior loans held in the Fund’s portfolio, the Fund may: 1) invest in assignments; 2) act as a participant in primary lending syndicates; or 3) invest in participations. If the Fund purchases a participation of a senior loan interest, the Fund would typically enter into a contractual agreement with the lender or other third party selling the participation, rather than directly with the borrower. As such, the Fund not only assumes the credit risk of the borrower, but also that of the selling participant or other persons interpositioned between the Fund and the borrower. As of the end of the reporting period, the Fund had no such outstanding participation commitments.

Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

The following table presents the repurchase agreements for the Fund that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.

Counterparty	Short-Term Investments, at Value	Collateral Pledged (From) Counterparty
Fixed Income Clearing Corporation	$8,099,814	$(8,261,884)

Zero Coupon Securities

A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Investment Transactions

Long-term purchases and sales (including maturities and dollar roll transactions) during the current fiscal period aggregated $829,353,111 and $868,589,535 respectively.

The Fund may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Fund has earmarked securities in its portfolio with a current value at least equal to the amount of the when-issued/delayed-delivery purchase commitments. If the Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.

Investments in Derivatives

The Fund is authorized to invest in certain derivative instruments, such as futures, options and swap contracts. The Fund limits its investments in futures, options on futures and swap contracts to the extent necessary for the Adviser to claim the exclusion from registration by the Commodity Futures Trading Commission as a commodity pool operator with respect to the Fund. The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

Although the Fund is authorized to invest in derivative instruments and may do so in the future, it did not make any such investments during the current fiscal period.

Market and Counterparty Credit Risk

In the normal course of business the Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose the Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of the Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.

The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when the Fund has an unrealized loss, the Fund has instructed the custodian to pledge assets of the Fund as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

5. Fund Shares

Common Share Transactions

The Fund did not have any transactions in common shares during the current and prior fiscal periods.

6. Income Tax Information

The Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

The Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.

Notes to Financial Statements (Unaudited) (continued)

As of the end of the reporting period, the aggregate cost and the unrealized appreciation/(depreciation) of all investments for federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Multi-Asset Income	$855,054,410	$36,363,862	$(110,669,712)	$(74,305,850)

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.

As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Capital Loss Carryforwards	Late-Year Loss Deferrals	Other Book-to-Tax Differences	Total
Multi-Asset Income	$—	$62,313,614	$119,804,781	$—	$—	$—	$182,118,395

7. Management Fees

The Fund’s management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Sub-Advisers are compensated for their services to the Fund from the management fees paid to the Adviser.

The Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables Fund shareholders to benefit from growth in the assets within the Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, is calculated according to the following schedule:

Average Daily Managed Assets*	Fund-Level Fee Rate
For the first $500 million	0.7000%
For the next $500 million	0.6750
For the next $500 million	0.6500
For the next $500 million	0.6250
For managed assets over $2 billion	0.6000

The annual complex-level fee, payable monthly, is calculated by multiplying the current complex-wide fee rate, determined according to the following schedule by the Fund’s daily managed assets:

Complex-Level Eligible Asset Breakpoint Level*	Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion	0.2000%
$56 billion	0.1996
$57 billion	0.1989
$60 billion	0.1961
$63 billion	0.1931
$66 billion	0.1900
$71 billion	0.1851
$76 billion	0.1806
$80 billion	0.1773
$91 billion	0.1691
$125 billion	0.1599
$200 billion	0.1505
$250 billion	0.1469
$300 billion	0.1445
*

For the complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen open-end and closed-end funds that constitute “eligible assets.” Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do not included certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. As of June 30, 2022, the complex-level fee for the Fund was 0.1571%.

8. Fund Leverage

Borrowings

The Fund has entered into a $300,000,000 (maximum commitment amount) borrowing arrangements (“Borrowings”) as a means of leverage. As of the end of the reporting period, the outstanding balance on these Borrowings was $198,701,000.

Interest is charged on the Borrowings at a rate per annum equal to OBFR (Overnight Bank Funding Rate) plus a spread that is determined by a portion of the underlying collateral pledged to secure the amount borrowed. The Fund is typically charged an undrawn fee of 0.50% per annum if the undrawn portion of the Borrowings on that day is more than 20% of the maximum commitment amount, which was waived during the reporting period.

During the current fiscal period, the average daily balance outstanding and average annual interest rate on these Borrowings were $200,306,873 and 0.98%, respectively.

In order to maintain these Borrowings, the Fund must meet certain collateral, asset coverage and other requirements. The Fund’s Borrowings outstanding is fully secured by eligible securities held in its portfolio of investments (“Pledged Collateral”).

Borrowings outstanding are recognized as “Borrowings” on the Statement of Assets and Liabilities. Interest expense incurred on the borrowed amount and undrawn balance are recognized as components of “Interest expense” on the Statement of Operations.

Rehypothecation

The Fund has entered into a Rehypothecation Side Letter (“Side Letter”) with its prime brokerage lender, allowing it to re-register the Pledged Collateral in its own name or in a name other than the Fund’s to pledge, repledge, hypothecate, rehypothecate, sell, lend or otherwise transfer or use the Pledged Collateral (the “Hypothecated Securities”) with all rights of ownership as described in the Side Letter. Subject to certain conditions, the total value of the outstanding Hypothecated Securities shall not exceed the lesser of (i) 98% of the outstanding balance on the Borrowings to which the Pledged Collateral relates and (ii) 33 1⁄3% of the Fund’s total assets. The Fund may designate any Pledged Collateral as ineligible for rehypothecation. The Fund may also recall Hypothecated Securities on demand.

The Fund also has the right to apply and set-off an amount equal to one-hundred percent (100%) of the then-current fair market value of such Pledged Collateral against the current Borrowings under the Side Letter in the event that the prime brokerage lender fails to timely return the Pledged Collateral and in certain other circumstances. In such circumstances, however, the Fund may not be able to obtain replacement financing required to purchase replacement securities and, consequently, the Fund’s income generating potential may decrease. Even if the Fund is able to obtain replacement financing, it might not be able to purchase replacement securities at favorable prices.

The Fund will receive a fee in connection with the Hypothecated Securities (“Rehypothecation Fees”) in addition to any principal, interest, dividends and other distributions paid on the Hypothecated Securities.

As of the end of the reporting period, the Fund had Hypothecated Securities totaling $136,637,173. During the current fiscal period, the Fund did not earn any Rehypothecation Fees.

Reverse Repurchase Agreements

During the current fiscal period, the Fund utilized reverse repurchase agreements as a means of leverage.

The Fund may enter into a reverse repurchase agreement with brokers, dealers, banks or other financial institutions that have been determined by the Adviser to be creditworthy. In a reverse repurchase agreement, a Fund sells to the counterparty a security that it holds with a contemporaneous agreement to repurchase the same security at an agreed-upon price and date, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Fund. Cash received in exchange for securities delivered, plus accrued interest payments to be made by the Fund to a counterparty, are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recognized as a component of “Interest expense” on the Statement of Operations.

In a reverse repurchase agreement, the Fund retains the risk of loss associated with the sold security. In order to minimize risk, the Fund pledges and/or segregates securities and cash as collateral with a fair value at least equal to its purchase obligations under these agreements (including accrued interest). Reverse repurchase agreements also involve the risk that the purchaser fails to return the securities as agreed upon, files for bankruptcy or becomes insolvent. Upon a bankruptcy or insolvency of a counterparty, the Fund is considered to be an unsecured creditor with respect to excess collateral and as such the return of excess collateral may be delayed. A Fund will pledge assets determined to be liquid by the Adviser to cover its obligations under reverse repurchase agreements.

Notes to Financial Statements (Unaudited) (continued)

As of the end of the reporting period, the Fund’s outstanding balances on its reverse repurchase agreement were as follows:

Counterparty	Coupon	Principal Amount	Maturity	Value	Value and Accrued Interest
BNP Paribas	1.600%	$(44,128,750)	N/A	$(44,128,750)	$(44,163,673)

N/A - Maturity is not applicable.

During the current fiscal period, the average daily balance outstanding and average interest rate on the Funds’ reverse repurchase agreement were as follows:

Utilization period (days outstanding)	73
Average daily balance outstanding	$41,304,315
Weighted average interest rate	1.27%

The following table presents the reverse repurchase agreements subject to netting agreements and the collateral delivered related to those reverse repurchase agreements.

Counterparty	Reverse Repurchase Agreements*	Collateral Pledged to Counterparty
BNP Paribas	$(44,163,673)	$51,463,151

*	Represents gross value and accrued interest for the counterparty as reported in the preceding table.

9. Inter-Fund Lending

Inter-Fund Borrowing and Lending

The SEC has granted an exemptive order permitting registered open-end and closed-end Nuveen funds to participate in an inter-fund lending facility whereby the Nuveen funds may directly lend to and borrow money from each other for temporary purposes (e.g., to satisfy redemption requests or when a sale of securities “fails,” resulting in an unanticipated cash shortfall) (the “Inter-Fund Program”). The closed-end Nuveen funds, including the Fund covered by this shareholder report, will participate only as lenders, and not as borrowers, in the Inter-Fund Program because such closed-end funds rarely, if ever, need to borrow cash to meet redemptions. The Inter-Fund Program is subject to a number of conditions, including, among other things, the requirements that (1) no fund may borrow or lend money through the Inter-Fund Program unless it receives a more favorable interest rate than is typically available from a bank or other financial institution for a comparable transaction; (2) no fund may borrow on an unsecured basis through the Inter-Fund Program unless the fund’s outstanding borrowings from all sources immediately after the inter-fund borrowing total 10% or less of its total assets; provided that if the borrowing fund has a secured borrowing outstanding from any other lender, including but not limited to another fund, the inter-fund loan must be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value; (3) if a fund’s total outstanding borrowings immediately after an inter-fund borrowing would be greater than 10% of its total assets, the fund may borrow through the inter-fund loan on a secured basis only; (4) no fund may lend money if the loan would cause its aggregate outstanding loans through the Inter-Fund Program to exceed 15% of its net assets at the time of the loan; (5) a fund’s inter-fund loans to any one fund shall not exceed 5% of the lending fund’s net assets; (6) the duration of inter-fund loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days; and (7) each interfund loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund. In addition, a Nuveen fund may participate in the Inter-Fund Program only if and to the extent that such participation is consistent with the fund’s investment objective and investment policies. The Board is responsible for overseeing the Inter-Fund Program.

The limitations detailed above and the other conditions of the SEC exemptive order permitting the Inter-Fund Program are designed to minimize the risks associated with Inter-Fund Program for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a fund borrows money from another fund, there is a risk that the loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at a higher rate or take other actions to payoff such loan if an inter-fund loan is not available from another fund. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

During the current reporting period, the Fund did not enter into any inter-fund loan activity.

Risk

Considerations (Unaudited)

Fund shares are not guaranteed or endorsed by any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation.

Nuveen Multi-Asset Income Fund (NMAI)

Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Allocation Risk. The Fund’s ability to achieve its investment objective depends upon the Fund’s sub-adviser’s Nuveen Asset Management’s skill in determining the Fund’s allocation to different sub-advisers and strategies. There is the risk that Fund’s sub-adviser Nuveen Asset Management’s evaluations and assumptions used in making such allocations may be incorrect. Leverage increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. Common stocks have experienced significantly more volatility in returns and may significantly underperform relative to debt securities during certain periods. Preferred securities are subordinated to bonds and other debt instruments in a company’s capital structure, and therefore are subject to greater credit risk. Issuers of debt instruments in which the Fund may invest may default on their obligations to pay principal or interest when due. The Fund is subject to interest rate risk; as interest rates rise, bond prices fall. Investments of below investment grade quality are regarded as having speculative characteristics with respect to the issuer’s capacity to pay dividends or interest and repay principal, and may be subject to higher price volatility and default risk than investment grade investments of comparable terms and duration. Lower credit debt securities may be more likely to fail to make timely interest or principal payments. Investments in non-U.S. securities involve special risks not typically associated with domestic investments including currency risk, if not hedged - the risk that changes in exchange rates will affect the value of the fund’s investments, as well as adverse political, social and economic developments. These risks often are magnified in emerging markets. These and other risk considerations such as foreign currency risk are described in more detail on the Fund’s web page at www.nuveen.com/NMAI.

Additional Fund Information (Unaudited)

Board of Trustees
Jack B. Evans	William C. Hunter	Amy B.R. Lancellotta	Joanne T. Medero	Albin F. Moschner	John K. Nelson
Judith M. Stockdale	Carole E. Stone	Matthew Thornton III	Terence J. Toth	Margaret L. Wolff	Robert L. Young

Investment Adviser Nuveen Fund Advisors, LLC 333 West Wacker Drive Chicago, IL 60606	Custodian State Street Bank & Trust Company One Lincoln Street Boston, MA 02111	Legal Counsel Chapman and Cutler LLP Chicago, IL 60603	Independent Registered Public Accounting Firm KPMG LLP 200 East Randolph Street Chicago, IL 60601	Transfer Agent and Shareholder Services Computershare Trust Company, N.A. 150 Royall Street Canton, MA 02021 (800) 257-8787

Portfolio of Investments Information

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information directly from the SEC’s website at http://www.sec.gov.

Nuveen Funds’ Proxy Voting Information

You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.

CEO Certification Disclosure

The Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual. The Fund has filed with the SEC the certification of its CEO and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

FINRA BrokerCheck

The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms

Used in this Report

(Unaudited)

∎

Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

∎

Bloomberg U.S. Corporate High Yield Bond Index: An index designed to measure the performance of the USD-denominated, fixed-rate corporate high yield bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

∎

Effective Leverage: Effective leverage is a fund’s effective economic leverage, and includes both regulatory leverage (see below) and the leverage effects of certain derivative investments in the fund’s portfolio.

∎	Leverage: Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100% of the investment capital.

∎

MSCI ACWI Index (Net): An Index designed to measure the performance of large and mid-cap stocks across 23 developed and emerging markets. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

∎

NMAI Blended Benchmark: Consists of: 1) 50% MSCI ACWI Index (Net) (defined herein), and 2) 50% Bloomberg U.S. Corporate High Yield Bond Index (defined herein). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

∎

Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.

∎

Regulatory Leverage: Regulatory leverage consists of preferred shares issued by or borrowings of a fund. Both of these are part of a fund’s capital structure. Regulatory leverage is subject to asset coverage limits set in the Investment Company Act of 1940.

∎

S&P 500® Index: An index generally considered representative of the U.S. equity market. The index includes 500 leading companies and covers approximately 80% of available market capitalization. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Notes

Notes

Nuveen:

Serving Investors for Generations

Since 1898, financial professionals and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.

Find out how we can help you.

To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial professional, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/closed-end-funds

Nuveen Securities, LLC, member FINRA and SIPC | 333 West Wacker Drive Chicago, IL 60606 | www.nuveen.com	ESA-D-0622D 2329978-INV-B-08/23

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Schedule of Investments.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item  2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(4) Change in the registrant’s independent public accountant. Not applicable.

(b) If the report is filed under Section  13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2 (b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section  1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section  18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multi-Asset Income Fund

By (Signature and Title)	/s/ Mark L. Winget
Mark L. Winget
Vice President and Secretary

Date: September 6, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David J. Lamb
David J. Lamb
Chief Administrative Officer
(principal executive officer)

Date: September 6, 2022

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham
Vice President and Controller
(principal financial officer)

Date: September 6, 2022